As filed with the Securities and Exchange Commission on September 29, 1999


                                            1933 Act Registration No. 333-26087
                                             1940 Act Registration No. 811-7757

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 3 [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              Amendment No. 4 [X]


                          MITCHELL HUTCHINS PORTFOLIOS
                       (formerly PaineWebber Select Fund)
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[X] On SEPTEMBER 30, 1999, pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest.

-------------------------------------------------------------------------------

Mitchell Hutchins Aggressive Portfolio

Mitchell Hutchins Moderate Portfolio

Mitchell Hutchins Conservative Portfolio






                               ------------------

                                   PROSPECTUS
                               SEPTEMBER 30, 1999

                               ------------------










The funds offered in this prospectus are "funds of funds" -- which means that they invest in a number of other PaineWebber mutual funds rather than investing directly in stocks, bonds and other investments. This prospectus offers four classes of shares in each fund -- Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
              Mitchell Hutchins               Aggressive Portfolio
              Moderate Portfolio              Conservative Portfolio


                                    Contents
                                   THE FUNDS

          -----------------------------------------------------------



What every investor
should know about
the funds

                             3      Mitchell Hutchins Aggressive Portfolio

                             6      Mitchell Hutchins Moderate Portfolio

                             9      Mitchell Hutchins Conservative Portfolio

                             9      More About Risks and Investment Strategies


                                 YOUR INVESTMENT

          -----------------------------------------------------------
Information for
managing your fund
account
                            14      Managing Your Fund Account
                                    -- Flexible Pricing
                                    -- Buying Shares
                                    -- Selling Shares
                                    -- Exchanging Shares
                                    -- Pricing and Valuation

                             ADDITIONAL INFORMATION

          -----------------------------------------------------------
Additional important
information about
the funds

                            20      Management

                            21      Dividends and Taxes

                            22      Financial Highlights

          -----------------------------------------------------------
Where to learn more
about PaineWebber
mutual funds

                                    Back cover

                          The funds are not complete or
                          balanced investment programs

--------------------------------------------------------------------------------
                                 Prospectus Page 2

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio



                     Mitchell Hutchins Aggressive Portfolio

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


FUND OBJECTIVE
Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is designed for investors in their accumulation years, who can accept equity market volatility in return for potentially higher returns. As a result, the fund invests primarily in a combination of PaineWebber equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in PaineWebber bond and money market mutual funds. These underlying funds, in turn, invest in a wide range of securities. Certain underlying funds invest in stocks and bonds of foreign issuers.


The fund's board has established target allocations for the fund's assets of 80% to equity funds and 20% to bond and money market funds. The fund may deviate from these target allocations within ranges of 10% above or below the target amount. The board also has established the following maximum and minimum percentages for investment of the fund's assets in specific underlying funds:


UNDERLYING FUND                                 RANGE
--------------                                  -----
EQUITY FUNDS
  PaineWebber Global Equity Fund............     0%-30%
  PaineWebber Growth Fund...................     0%-10%
  PaineWebber Growth and Income Fund........    20%-40%
  PaineWebber Small Cap Fund................    20%-40%
BOND FUNDS
  PaineWebber Global Income Fund............     0%-10%
  PaineWebber High Income Fund..............     0%-20%
  PaineWebber Investment Grade Income Fund..     0%-10%
PAINEWEBBER CASHFUND........................     0%-20%

Subject to these percentage requirements, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.

PRINCIPAL RISKS
An investment in the fund is not guaranteed; you may lose money by investing in the fund.

The fund is subject to all the risks of the underlying funds it holds and its performance will directly reflect the investment performance of those funds. In addition, the fund will bear both its own operating expenses and its pro rata share of the operating expenses of the underlying funds. Common stocks, which are the main type of investment for most of the underlying funds, generally fluctuate in value more than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Fund of Funds Risk
o  Equity Risk
o  Foreign Securities Risk
o  Small Cap Companies Risk
o  Interest Rate Risk
o  Credit Risk
o  Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).


The fund commenced operations on February 24, 1998. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.


--------------------------------------------------------------------------------
                                 Prospectus Page 3

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio



                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ..............................................     4.5%        None        None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price) ..............................................     None         5%          1%        None
Exchange Fee..............................................................     None        None        None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------    --------
Management Fees...........................................................     0.35%       0.35%       0.35%      0.35%
Distribution and/or Service (12b-1) Fees..................................     0.25        1.00        1.00       0.00
Other Expenses............................................................     3.94        3.94        3.94       3.94
                                                                              -----       -----       -----      -----
Total Annual Fund Operating Expenses......................................     4.54%       5.29%       5.29%      4.29%
                                                                              -----       -----       -----      -----
Expense Reimbursements and Management Fee Waivers*........................     4.29        4.29        4.29       4.29
                                                                              -----       -----       -----      -----
Net Expenses*.............................................................     0.25%       1.00%       1.00%      0.00%
                                                                              =====       =====       =====      =====

* Mitchell Hutchins has agreed to waive its 0.35% management fee through the end of the fund's current fiscal year. In addition, the fund has entered into special servicing agreements with the underlying funds and Mitchell Hutchins under which the underlying funds reimburse the fund for certain administrative expenses and Mitchell Hutchins reimburses the fund for any remaining administrative expenses through the end of the current fiscal year. These agreements are reviewed annually by the fund and the underlying funds pursuant to an SEC exemptive order.


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to Mitchell Hutchins' fee waiver and the special servicing agreements with the underlying funds and Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                 ------      -------    -------    --------
Class A.......................................................   $  474      $1,387      $2,308     $4,648
Class B (assuming sale of all shares at end of period)........      602       1,499       2,490      4,712
Class B (assuming no sale of shares)..........................      102       1,199       2,290      4,712
Class C (assuming sale of all shares at end of period)........      202       1,199       2,290      4,989
Class C (assuming no sale of shares)..........................      102       1,199       2,290      4,989
Class Y.......................................................        0         907       1,828      4,186


--------------------------------------------------------------------------------
                                 Prospectus Page 4

--------------------------------------------------------------------------------
Mitchell Hutchins               Moderate Portfolio



                      Mitchell Hutchins Moderate Portfolio
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE
Total return.

PRINCIPAL INVESTMENT STRATEGIES
The fund is designed for investors who seek capital appreciation in conjunction with income. As a result, the fund invests in a combination of long-term, growth-oriented equity mutual funds and income-producing bond mutual funds. These underlying funds, in turn, invest in a wide range of securities. Certain underlying funds invest in stocks and bonds of foreign issuers.

The fund's board has established target allocations for the fund's assets of 60% to equity funds and 40% to bond and money market funds. The fund may deviate from these target allocations within ranges of 10% above or below the target amount. The board also has established the following maximum and minimum percentages for investment of the fund's assets in specific underlying funds:

UNDERLYING FUND                                  RANGE
--------------                                   -----
  PaineWebber Global Equity Fund............     0%-20%
  PaineWebber Growth Fund...................     0%-20%
  PaineWebber Growth and Income Fund........    20%-40%
  PaineWebber Small Cap Fund................     0%-20%
BOND FUNDS
  PaineWebber Global Income Fund............     0%-20%
  PaineWebber High Income Fund..............     0%-10%
  PaineWebber Investment Grade Income Fund..     0%-20%
  PaineWebber Low Duration U.S. Government
   Income Fund .............................     0%-10%
  PaineWebber U.S. Government Income Fund        0%-20%
PAINEWEBBER CASHFUND........................     0%-20%

Subject to these percentage requirements, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.


PRINCIPAL RISKS
An investment in the fund is not guaranteed; you may lose money by investing in the fund.

The fund is subject to all the risks of the underlying funds it holds and its performance will directly reflect the investment performance of those funds. In addition, the fund will bear both its own operating expenses and its pro rata share of the operating expenses of the underlying funds. Because its underlying funds invest in both common stocks and bonds, the fund is subject to both equity risk and interest rate risk. Common stocks generally fluctuate in value more than other investments. The value of bonds generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Fund of Funds Risk
o  Equity Risk
o  Interest Rate Risk
o  Foreign Securities Risk
o  Small Cap Companies Risk
o  Credit Risk
o  Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

The fund commenced operations on February 24, 1998. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.







--------------------------------------------------------------------------------
                                Prospectus Page 5

--------------------------------------------------------------------------------
Mitchell Hutchins               Moderate Portfolio



                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ..............................................     4.5%        None        None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price) ..............................................     None        5%          1%         None
Exchange Fee..............................................................     None        None        None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Management Fees...........................................................     0.35%       0.35%       0.35%      0.35%
Distribution and/or Service (12b-1) Fees..................................     0.25        1.00        1.00       0.00
Other Expenses............................................................     2.06        2.06        2.06       2.06
                                                                              -----       -----       -----      -----
Total Annual Fund Operating Expenses......................................     2.66%       3.41%       3.41%      2.41%
                                                                              -----       -----       -----      -----
Expense Reimbursement*....................................................     2.41        2.41        2.41       2.41
                                                                              -----       -----       -----      -----
Net Expenses*.............................................................     0.25%       1.00%       1.00%      0.00%
                                                                              =====       =====       =====      =====


* Mitchell Hutchins has agreed to waive its 0.35% management fee through the end of the fund's current fiscal year. In addition, the fund has entered into special servicing agreements with the underlying funds and Mitchell Hutchins under which the underlying funds reimburse the fund for certain administrative expenses and Mitchell Hutchins reimburses the fund for any remaining administrative expenses through the end of the current fiscal year. These agreements are reviewed annually by the fund and the underlying funds pursuant to an SEC exemptive order.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to Mitchell Hutchins' fee waiver and the special servicing agreements with the underlying funds and Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                  ------      -------    -------    --------
Class A ........................................................    $474      $1,019      $1,590     $3,137
Class B (assuming sale of all shares at end of period)..........     602       1,123       1,766      3,202
Class B (assuming no sale of shares)............................     102         823       1,566      3,202
Class C (assuming sale of all shares at end of period)..........     202         823       1,566      3,532
Class C (assuming no sale of shares)............................     102         823       1,566      3,532
Class Y ........................................................       0         519       1,066      2,561



--------------------------------------------------------------------------------
                                 Prospectus Page 6

--------------------------------------------------------------------------------
Mitchell Hutchins             Conservative Portfolio



                    Mitchell Hutchins Conservative Portfolio
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE
Income and, secondarily, growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is designed for investors who need current income from their investments but want to offset some of the effects of inflation by seeking growth of capital as a secondary goal. As a result, the fund invests primarily in income-producing bond mutual funds. It also invests, to a lesser extent, in equity mutual funds to provide growth of capital. These underlying funds, in turn, invest in a wide range of securities. Several underlying funds invest significantly in mortgage-backed securities. Certain underlying funds invest in stocks and bonds of foreign issuers.

The fund's board has established target allocations for the fund's assets of 80% to bond and money market funds and 20% to equity funds. The fund may deviate from these target allocations within ranges of 10% above or below the target amount. The board also has established the following maximum and minimum percentages for investment of the fund's assets in specific underlying funds:

UNDERLYING FUND                                 RANGE
--------------                                  -----
EQUITY FUNDS
  PaineWebber Growth and Income Fund........    10%-30%
BOND FUNDS
  PaineWebber Global Income Fund............     5%-15%
  PaineWebber Investment Grade Income Fund..     0%-20%
  PaineWebber Low Duration U.S. Government
   Income Fund .............................    20%-40%
  PaineWebber U.S. Government Income
   Fund ....................................    20%-40%
PAINEWEBBER CASHFUND........................     0%-20%

Subject to these percentage requirements, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.

PRINCIPAL RISKS
An investment in the fund is not guaranteed; you may lose money by investing in the fund.

The fund is subject to all the risks of the underlying funds it holds and its performance will directly reflect the investment performance of those funds. In addition, the fund will bear both its own operating expenses and its pro rata share of the operating expenses of the underlying funds. The value of bonds generally will fall when interest rates rise. Mortgage-backed securities are subject to prepayment risk, which means that the underlying mortgages may be paid earlier or later than expected. The underlying fund may have to reinvest the proceeds of a prepayment that occur faster than expected at lower interest rates. The market value of mortgage-backed securities with prepayments that occur more slowly than expected may fall, adversely affecting the fund's performance. The fund is also subject to credit risk in that the issuers of the securities held by underlying funds may not make principal or interest payments when due.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Fund of Funds Risk
o  Interest Rate Risk
o  Credit Risk
o  Prepayment Risk
o  Equity Risk
o  Foreign Securities Risk
o  Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

The fund commenced operations on February 24, 1998. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.


--------------------------------------------------------------------------------
                                 Prospectus Page 7

--------------------------------------------------------------------------------
Mitchell Hutchins             Conservative Portfolio


                             EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ..............................................        4%       None        None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price) ..............................................     None           5%       0.75%
None......................................................................
Exchange Fee..............................................................     None        None        None       None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                             CLASS A     CLASS B     CLASS C     CLASS Y
                                                                             -------     -------     -------     -------
Management Fees...........................................................     0.35%       0.35%       0.35%      0.35%
Distribution and/or Service (12b-1) Fees..................................     0.25        1.00        0.75       0.00
Other Expenses............................................................     5.45        5.45        5.45       5.45
                                                                              -----       -----       -----      -----
Total Annual Fund Operating Expenses......................................     6.05%       6.80%       6.55%      5.80%
                                                                              -----       -----       -----      -----
Expense Reimbursement*....................................................     5.80        5.80        5.80       5.80
                                                                              -----       -----       -----      -----
Net Expenses*.............................................................     0.25%       1.00%       0.75%      0.00%
                                                                              =====       =====       =====      =====

* Mitchell Hutchins has agreed to waive its 0.35% management fee through the end of the fund's current fiscal year. In addition, the fund has entered into special servicing agreements with the underlying funds and Mitchell Hutchins under which the underlying funds reimburse the fund for certain administrative expenses and Mitchell Hutchins reimburses the fund for any remaining administrative expenses through the end of the current fiscal year. These agreements are reviewed annually by the fund and the underlying funds pursuant to an SEC exemptive order.


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to Mitchell Hutchins' fee waiver and the special servicing agreements with the underlying funds and Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                       ------      -------    -------    --------
Class A ............................................................   $  425      $1,629      $2,807     $5,648
Class B (assuming sale of all shares at end of period)..............      602       1,791       3,031      5,733
Class B (assuming no sale of shares)................................      102       1,491       2,831      5,733
Class C (assuming sale of all shares at end of period)..............      152       1,421       2,724      5,810
Class C (assuming no sale of shares)................................       77       1,421       2,724      5,810
Class Y ............................................................        0       1,208       2,397      5,288




--------------------------------------------------------------------------------
                                 Prospectus Page 8

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The funds are a type of investment company known as a "fund of funds" -- a term that means a fund that invests in other mutual funds instead of investing directly in stocks, bonds and other investments. A fund that invests in other mutual funds involves the special risks described below.

FUND OF FUNDS RISK

o Your investment in a fund of funds is subject to all the risks of an investment directly in the underlying funds it holds. These risks are summarized below under "Principal Risks of Investing in the Underlying Funds."
o A fund of funds' performance directly reflects the investment performance of the underlying funds it holds. Its performance thus depends both on the allocation of its assets among the various underlying funds and their ability to meet their investment objectives. Mitchell Hutchins may not accurately assess the attractiveness or risk potential of particular underlying funds, asset classes, or investment styles.
o Each fund invests in a limited number of underlying funds and may invest more than 25% of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of a fund and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective.
o Each underlying fund pays its own management fees and also pays other operating expenses. An investor in a fund of funds will indirectly pay both that fund's management fee and other expenses and the management fees and other expenses of the underlying funds it holds.
o "One underlying fund may purchase the same securities that another underlying fund sells. The fund of funds that invests in both underlying funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
o An investor may receive taxable gains from both a fund of funds' transactions in shares of the underlying funds and from the underlying funds' portfolio transactions.

MORE INFORMATION ABOUT THE UNDERLYING FUNDS
The following is a concise description of the investment objectives and policies and the principal risks of the underlying funds. The Statement of Additional Information ("SAI") includes more information about their investment policies and risks. Those policies and risks also are described more fully in the prospectus of each underlying fund. Except where noted otherwise, Mitchell Hutchins is the investment adviser for each underlying fund. No offer is made in this prospectus of the shares of any underlying fund.

GLOBAL EQUITY FUND'S investment objective is long-term growth of capital. It invests primarily in stocks of companies in the U.S. and in foreign countries that are represented in the Morgan Stanley Capital International Europe, Australia and Far East Index. Its principal risks are equity risk, sector allocation risk, foreign securities risk, emerging markets risk, interest rate risk, credit risk and derivatives risk.

Mitchell Hutchins is responsible for allocating Global Equity Fund's investments between U.S. and foreign securities markets and for the management of its U.S. investments. The fund's foreign investments are managed by Invista Capital Management, Inc. under a sub-advisory contract.

GLOBAL INCOME FUND'S primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. It invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. It invests, to a lesser extent, in lower quality bonds, including bonds of issuers in emerging markets. Its principal risks are interest rate risk, foreign securities risk, sovereign risk, sector allocation risk, emerging markets risk, credit risk, non-diversified status risk, prepayment risk and derivatives risk.

Global Income Fund is a non-diversified fund, as defined in the Investment Company Act of 1940, and is subject to greater risk than funds that have a broader range of investments.



--------------------------------------------------------------------------------
                                 Prospectus Page 9

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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


GROWTH FUND'S investment objective is long-term capital appreciation. It invests primarily in stocks of companies that Mitchell Hutchins believes have substantial potential for capital growth. It may invest in companies of any size. Its primary risks are equity risk and foreign securities risk.

GROWTH AND INCOME FUND'S investment objective is current income and capital growth. It invests primarily in stocks of companies that Mitchell Hutchins believes have the potential for rapid earnings growth and also invests, to a lesser extent, in income-producing securities, which may include dividend-paying stocks, bonds and money market instruments. Its primary risks are equity risk, interest rate risk, credit risk and foreign securities risk.

HIGH INCOME FUND'S investment objective is high income. It invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). High Income Fund's principal risks are credit risk, interest rate risk, foreign securities risk, emerging markets risk and equity risk.

INVESTMENT GRADE INCOME FUND'S investment objective is high current income consistent with the preservation of capital and liquidity. It invests primarily in a diversified range of investment grade bonds, including U.S. government bonds, U.S. and foreign corporate bonds and bonds that are backed by mortgages. Its principal risks are interest rate risk, credit risk, prepayment risk, foreign securities risk and derivatives risk.

LOW DURATION U.S. GOVERNMENT INCOME FUND'S investment objective is the highest level of income consistent with the preservation of capital and low volatility of net asset value. It invests primarily in U.S. government bonds, including bonds that are backed by mortgages. It concentrates at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. The fund normally limits its portfolio "duration" to between one and three years. "Duration" is a measure of the fund's exposure to interest rate risk. Its principal risks are interest rate risk, prepayment risk, concentration risk, leverage risk, credit risk and derivatives risk.

SMALL CAP FUND'S investment objective is long-term capital appreciation. It invests primarily in stocks of small capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1.5 billion. Its primary risks are small cap companies risk, equity risk, foreign securities risk, interest rate risk and credit risk.

U.S. GOVERNMENT INCOME FUND'S investment objective is high income consistent with the preservation of capital and liquidity. It invests primarily in U.S. government bonds, including bonds that are backed by mortgages. It concentrates at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. Its principal risks are interest rate risk, prepayment risk, concentration risk, leverage risk, credit risk and derivatives risk.

CASHFUND is a money market fund with an investment objective of current income, stability of principal and high liquidity. It seeks to maintain a stable price of $1.00 per share and invests in a diversified portfolio of high quality money market instruments of governmental and private issuers. Its principal risks are credit risk, interest rate risk and foreign securities risk.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS

As noted above, your investment in a fund of funds is subject to all the risks of a direct investment in the underlying funds. The main risks of investing in the underlying funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular underlying fund by looking under the heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' SAI. Information on how you can obtain the SAI is on the back cover of this prospectus.

CONCENTRATION RISK. This means that a fund normally invests at least 25% of its total assets in a single industry group. Concentration increases a fund's exposure to that industry group and might cause the fund's net asset value to change more than it otherwise would.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.






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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of the fund's net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain. It also can increase expenses and the risk of loss.

NON-DIVERSIFIED STATUS RISK. A non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

SECTOR ALLOCATION RISK. Mitchell Hutchins or a sub-adviser of an underlying fund may not be successful in choosing the best allocation among geographic or other market sectors. A fund that allocates its assets among market sectors is more dependent on its investment adviser's or sub-adviser's ability to successfully assess the relative values in each sector than are funds that do not do so.

SMALL CAP COMPANIES RISK. Securities of small cap companies generally involve greater risk than securities of larger companies because small cap companies may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap




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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

ADDITIONAL RISKS
YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES
Mitchell Hutchins' team of three chief investment officers employs a two-step approach to allocating each fund's investments among the underlying funds.

First, the team allocates a fund's assets among the following five basic asset categories:

o U.S. equity;
o global equity;
o bond;
o global bond; and
o money market (the funds may invest in a money market fund or directly in money market instruments).

The team bases its category allocation decisions in part on Mitchell Hutchins' quantitative models, which include an analysis of price-to-earnings ratios; inflation rates; real interest rates; and the yield curves in the United States and overseas. Analysis of these variables generates

o estimated returns of equities in four major stock markets (the United States, the United Kingdom, Germany and Japan) that represent more than 70% of global market capitalization;

o estimated changes of bond yields in the U.S. bond market and global bond markets; and

o the estimated spreads between these yields.

Second, the team allocates a fund's investments among the underlying funds within each of the five asset categories. For example, in deciding how to allocate investments among the underlying funds that invest in U.S. bonds, the team evaluates relevant factors including the outlook for the direction of interest rates, the duration of the relevant underlying funds' portfolios and yield differentials among sectors of the bond markets. Similarly, the team may consider the relative valuations of different sectors of the equity market (for example, large capitalization or small capitalization) and the risks of these different sectors in deciding the appropriate allocation among U.S. equity funds.

In addition to using quantitative analysis, team members also rely on their own judgment and that of the underlying funds' portfolio managers in making investment decisions for the funds. The team normally considers reallocating fund investments at least quarterly, but may change allocations more frequently if market conditions warrant.

The equity fund/bond fund target allocations and the investment percentage ranges for each fund are based on Mitchell Hutchins' expectation that the selected underlying funds, in combination, will be appropriate to achieve the fund's investment objective. If appreciation or depreciation in the value of an underlying fund's shares causes the percentage of a fund's assets invested in that underlying fund or the fund's equity fund/bond fund allocation to exceed or be less than the applicable investment range, Mitchell Hutchins will consider whether to reallocate the assets of the fund, but is not required to do so. The underlying funds, the equity fund/bond fund targets allocations and the investment percentage ranges for each fund may be changed by the board at any time.

ADDITIONAL INVESTMENT STRATEGIES
DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in Cashfund or in cash or money market




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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio

instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Cashfund invests all its assets in money market instruments. Each other underlying fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, in the case of certain underlying funds, as part of its ordinary investment strategy.

PORTFOLIO TURNOVER. Although the funds do not expect to engage in frequent trading (high portfolio turnover), most of the underlying funds may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an underlying fund's capital gains that are recognized for tax purposes in any given year. This may increase the fund's taxable dividends for that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher underlying fund expenses due to transaction costs.

The underlying funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.








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Mitchell Hutchins              Aggressive Portfolio
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                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES
Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES FOR:                    AGGRESSIVE PORTFOLIO AND MODERATE PORTFOLIO
                                                   SALES CHARGE AS A PERCENTAGE OF:        DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                           OFFERING PRICE       NET AMOUNT INVESTED       PERCENTAGE OF OFFERING PRICE
                                                ------------        ------------------        --------------------------
Less than $50,000......................             4.50%                  4.71%                      4.25%
$50,000 to $99,999.....................             4.00                   4.17                       3.75
$100,000 to $249,999...................             3.50                   3.63                       3.25
$250,000 to $499,999 ..................             2.50                   2.56                       2.25
$500,000 to $999,999 ..................             1.75                   1.78                       1.50
$1,000,000 and over(1) ................             None                   None                       1.00(2)


CLASS A SALES CHARGES FOR:                              CONSERVATIVE PORTFOLIO
                                                   SALES CHARGE AS A PERCENTAGE OF:       DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                           OFFERING PRICE       NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
                                                ------------        ------------------        --------------------------
Less than $100,000.....................             4.00%                  4.17%                      3.75%
$100,000 to $249,999...................             3.00                   3.09                       2.75
$250,000 to $499,999 ..................             2.25                   2.30                       2.00
$500,000 to $999,999 ..................             1.75                   1.78                       1.50
$1,000,000 and over(1) ................             None                   None                       1.00(2)

-------------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge. (2) Mitchell Hutchins pays 1% to PaineWebber.



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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o your spouse,  parents or children under age 21;
o your  Individual  Retirement Accounts  (IRAs);
o certain employee benefit plans,  including 401(k) plans;
o a company that you control;
o a trust that you created;
o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or
o accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;
o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and
   -- you were the Financial Advisor's client at the competing brokerage firm; -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and
   -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;
o "Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;
o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or
o Are a participant in the PaineWebber Members Onlysm Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested.
o Acquire  fund  shares  through  a PaineWebber InsightOne brokerage account.

Note: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES
Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:


                                  PERCENTAGE BY WHICH THE
         IF YOU SELL                 SHARES' NET ASSET
        SHARES WITHIN:              VALUE IS MULTIPLIED:
        --------------            -----------------------

1st year since purchase                   5%
2nd year since purchase                   4
3rd year since purchase                   3
4th year since purchase                   2
5th year since purchase                   2
6th year since purchase                   1
7th year since purchase                  None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.


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                                 Prospectus Page 15
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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


To minimize your deferred sales charge, we will assume that you are selling:

o First, Class B shares representing reinvested dividends, and o -Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o You participate in the Systematic Withdrawal Plan;
o You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;
o You receive a tax-free return of an excess IRA contribution;
o You receive a tax-qualified retirement plan distribution following retirement; or
o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.
o You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of these pools.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES
Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% (0.50% for Conservative Portfolio) of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% (0.75% for Conservative Portfolio) by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if:

o You are a qualified retirement plan with 100 or more employees or $1 million in assets; or

o You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of these pools.

NOTE: If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES
Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o Buy shares through PaineWebber's PACE Multi Advisor Program;
o Buy $10 million or more of PaineWebber fund shares at any one time;
o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or
o Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.


BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must




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Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


complete and sign the application and mail it, along with a check, to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);
o Mailing an application with a check; or
o "Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS
   To open an account....................      $1,000
   To add to an account .................      $  100

Each fund may waive or reduce these amounts for:

o  Employees of PaineWebber or its affiliates; or
o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o Your name and address;
o The fund's name;
o The fund account number;
o The dollar amount or number of shares you want to sell; and
o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.






--------------------------------------------------------------------------------
                                 Prospectus Page 17

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.


EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o Your name and address;
o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;
o Your account number;
o How much you are exchanging (by dollar amount or by number of shares to be sold); and
o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

A fund may modify or terminate the exchange privilege at any time.


PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. Most of the funds' portfolio securities will consist of shares in the underlying funds. The value of each underlying fund will be its net asset value at the time the funds' shares are priced. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value determined by or under the direction of the funds' board.



--------------------------------------------------------------------------------
                                 Prospectus Page 18

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins also is the investment adviser and administrator of the underlying funds other than PaineWebber Cashfund. PaineWebber Incorporated serves as investment adviser and administrator for PaineWebber Cashfund and has appointed Mitchell Hutchins to serve as its sub-adviser and sub-administrator. Mitchell Hutchins has appointed sub-advisers for certain other Underlying Funds.

Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On August 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $58.8 billion.

PORTFOLIO MANAGERS

T. Kirkham Barneby, Dennis McCauley and Mark A. Tincher are responsible for the day-to-day management of each fund's investments.

Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

Mr. McCauley is a managing director and chief investment officer of fixed income investments of Mitchell Hutchins. Prior to joining Mitchell Hutchins in December 1994, Mr. McCauley was director of fixed income investments of IBM Corporation.

Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher was a vice president of Chase Manhattan Private Bank where he directed the U.S. funds management and equity research areas and oversaw the management of all Chase U.S. equity funds.

ADVISORY FEES
Mitchell Hutchins waived all its advisory fees from the funds for the most recent fiscal year. The contract rate for each fund's advisory fee is at the annual rate of 0.35% of its average annual net assets.

OTHER INFORMATION
The funds, Mitchell Hutchins, PaineWebber and the underlying funds have entered into servicing agreements pursuant to an exemptive order from the SEC that permits the underlying funds to reimburse the funds for certain administrative expenses to the extent the underlying funds realize estimated savings from the funds' investments. These administrative expenses include transfer agent expenses, shareholder servicing expenses, custody, legal and accounting fees, but do not include 12b-1 fees or extraordinary expenses. The estimated savings to the underlying funds are expected to result from the elimination of separate shareholder accounts for the funds' investors, who otherwise might invest directly in the underlying funds.

The funds have received an exemptive order from the SEC that permits their board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

Each underlying fund pays a management fee to Mitchell Hutchins (PaineWebber for Cashfund) and also pays other operating expenses. An investor in a fund of funds will indirectly pay both that fund's management fee and other expenses and the management fees and other expenses of the underlying funds it holds. Investors who do not wish to take advantage of the funds' allocation of their assets among several underlying funds may invest directly in the underlying funds and thereby avoid incurring the management fee and other expenses paid by each fund.



--------------------------------------------------------------------------------
                                 Prospectus Page 19

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


                               DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

Conservative Portfolio and Moderate Portfolio normally declare and pay dividends quarterly. Aggressive Portfolio normally declares and pays dividends annually. Each fund normally distributes substantially all of its gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.


TAXES
The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Conservative Portfolio expects that its dividends will be taxed primarily as ordinary income. Moderate Portfolio expects that its dividends will include both ordinary income and capital gain distributions. Aggressive Portfolio expects that its dividends will be comprised primarily of capital gain distributions. A fund's capital gain distributions will include distributions to it of net capital gain from the underlying funds that it holds. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.







--------------------------------------------------------------------------------
                                 Prospectus Page 20

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the period since they commenced operations. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).


This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.


--------------------------------------------------------------------------------
                                 Prospectus Page 21

--------------------------------------------------------------------------------
Mitchell Hutchins Aggressive Portfolio


                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


                                                              AGGRESSIVE PORTFOLIO

                                         CLASS A                CLASS B               CLASS C                  CLASS Y
                                              FOR THE                FOR THE               FOR THE                 FOR THE
                                              PERIOD                 PERIOD                 PERIOD                  PERIOD
                                   FOR THE  FEBRUARY 24,  FOR THE   FEBRUARY 24,  FOR THE  FEBRUARY 24,  FOR THE  FEBRUARY 24,
                                     YEAR     1998+        YEAR       1998+         YEAR       1998+       YEAR      1998+
                                    ENDED    THROUGH       ENDED     THROUGH        ENDED    THROUGH      ENDED     THROUGH~
                                   MAY 31,   MAY 31,      MAY 31,    MAY 31,       MAY 31,    MAY 31,     MAY 31,    MAY 31,
                                    1999       1998        1999       1998          1999       1998        1999       1998
Net asset value, beginning
 of period ...................     $12.98    $12.50       $12.96     $12.50        $12.96    $12.50        $12.99     $12.50
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net investment income.........       0.19      0.03         0.09       0.01          0.10      0.01          0.23       0.05
Net realized and unrealized gains
(losses) from investments           (0.39)     0.45        (0.39)      0.45         (0.40)     0.45         (0.40)      0.44
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net increase (decrease) from
 investment operations .......      (0.20)     0.48        (0.30)      0.46         (0.30)     0.46         (0.17)      0.49
Dividends from net investment
 income ......................      (0.15)       --        (0.10)        --         (0.08)       --         (0.17)        --
Distributions from net realized
 gains from investment transactions (0.06)       --        (0.06)        --         (0.06)       --         (0.06)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Total dividends and distributions
 to shareholders .............      (0.21)       --        (0.16)        --         (0.14)       --         (0.23)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net asset value, end of period     $12.57    $12.98       $12.50     $12.96        $12.52    $12.96        $12.59     $12.99
                                   ======    ======       ======     ======        ======    ======        ======     ======
Total investment return(1)....      (1.57)%    3.84%       (2.32)%     3.68%        (2.32)%    3.68%        (1.33)%     3.92%
                                   ======    ======       ======     ======        ======    ======        ======     ======

Ratios/Supplemental data:
Net assets, end of period
 (000's)                           $1,626    $1,622       $2,057     $1,440        $2,406    $2,048        $   10      $  10
Expenses to average net assets,
 net of waivers and reimbursements
 from adviser and Underlying Funds   0.25%     0.25%*       1.00%      1.00%*        1.00%     1.00%*        0.00%      0.00%*
Expenses to average net assets,
 before waivers and reimbursements
 from adviser and Underlying Funds   4.54%     3.98%*       5.29%      4.80%*        5.29%     4.55%*        4.29%      3.76%*
Net investment income to average
 net assets, net of waivers and
 reimbursements from adviser
 and Underlying Funds ........       1.65%     1.49%*       0.87%      0.70%*        0.81%     0.69%*        1.86%      1.57%*
Net investment loss to average
 net assets, before waivers and
 reimbursements from adviser
 and Underlying Funds ........      (2.64)%   (2.24)%*     (3.42)%    (3.10)%*      (3.48)%   (2.86)%*      (2.43)%    (2.19)%*
Portfolio turnover rate.......        104%        6%         104%         6%          104%        6%          104%         6%

-------------
+  Commencement of issuance of shares.
*  Annualized.
(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

-------------------------------------------------------------------------------
                               Prospectus Page 22

-------------------------------------------------------------------------------
Mitchell Hutchins               Moderate Portfolio

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

-------------------------------------------------------------------------------

                                                              MODERATE PORTFOLIO

                                         CLASS A                CLASS B               CLASS C                  CLASS Y
                                              FOR THE                FOR THE               FOR THE                 FOR THE
                                              PERIOD                 PERIOD                 PERIOD                  PERIOD
                                   FOR THE  FEBRUARY 24,  FOR THE   FEBRUARY 24,  FOR THE  FEBRUARY 24,  FOR THE  FEBRUARY 24,
                                     YEAR     1998+        YEAR       1998+         YEAR       1998+       YEAR      1998+
                                    ENDED    THROUGH       ENDED     THROUGH        ENDED    THROUGH      ENDED     THROUGH~
                                   MAY 31,   MAY 31,      MAY 31,    MAY 31,       MAY 31,    MAY 31,     MAY 31,    MAY 31,
                                    1999       1998        1999       1998          1999       1998        1999       1998
Net asset value, beginning
 of period                         $12.93    $12.50       $12.90     $12.50        $12.90    $12.50        $12.94     $12.50
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net investment income.........       0.31      0.06         0.21       0.04          0.21      0.04          0.36       0.09
Net realized and unrealized gains
 (losses) from investments ...      (0.08)      0.37       (0.07)      0.36         (0.07)     0.36         (0.10)      0.35
                                   ------    ------       ------     ------        ------    ------        ------     ------
Total increase from investment
 operations ..................       0.23      0.43         0.14       0.40          0.14      0.40          0.26       0.44
                                   ------    ------       ------     ------        ------    ------        ------     ------
Dividends from net investment
 income                             (0.29)       --        (0.21)        --         (0.21)       --         (0.32)        --
Distributions from net realized
 gains from ~investment
 transactions ................      (0.06)       --        (0.06)        --         (0.06)       --         (0.06)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Total dividends and distributions
 to shareholders .............      (0.35)       --        (0.27)        --         (0.27)       --         (0.38)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net asset value, end of period     $12.81    $12.93       $12.77     $12.90        $12.77    $12.90        $12.82     $12.94
                                   ======    ======       ======     ======        ======    ======        ======     ======
Total investment return(1)....       1.85%     3.44%        1.14%      3.20%         1.11%     3.20%         2.08%      3.52%
                                   ======    ======       ======     ======        ======    ======        ======     ======
Ratios/Supplemental data:
Net assets, end of period
 (000's)                           $2,169    $1,676       $6,532     $2,956        $5,758    $2,801           $13        $12
Expenses to average net assets,
 net of waivers and reimbursements
from adviser and Underlying Funds    0.25%     0.25%*       1.00%      1.00%*        1.00%     1.00%*        0.00%      0.00%*
Expenses to average net assets,
 before waivers and reimbursements
 from adviser and Underlying Funds   2.66%     2.78%*       3.41%      3.57%*        3.41%     3.29%*        2.41%      2.59%*
Net investment income to average
 net assets, net of waivers and
 reimbursements from adviser
 and Underlying Funds..........      2.61%     2.63%*       1.86%      1.87%*        1.85%     1.92%*        2.88%      2.76%*
Net investment income (loss)
 to average net assets, before
 waivers and ~reimbursements
 from adviser and Underlying Funds   0.20%     0.10%*      (0.55)%    (0.70)%*      (0.56)%   (0.37)%*       0.47%      0.17%*
Portfolio turnover rate.......         88%       13%          88%        13%           88%       13%           88%        13%

-------------
+   Commencement of issuance of shares.
*   Annualized.
(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.


------------------------------------------------------------------------------
                               Prospectus Page 23

-------------------------------------------------------------------------------
Mitchell Hutchins             Conservative Portfolio

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
-------------------------------------------------------------------------------

                                                             CONSERVATIVE PORTFOLIO

                                         CLASS A                CLASS B               CLASS C                  CLASS Y
                                              FOR THE                FOR THE               FOR THE                 FOR THE
                                              PERIOD                 PERIOD                 PERIOD                  PERIOD
                                   FOR THE  FEBRUARY 24,  FOR THE   FEBRUARY 24,  FOR THE  FEBRUARY 24,  FOR THE  FEBRUARY 24,
                                     YEAR     1998+        YEAR       1998+         YEAR       1998+       YEAR      1998+
                                    ENDED    THROUGH       ENDED     THROUGH        ENDED    THROUGH      ENDED     THROUGH~
                                   MAY 31,   MAY 31,      MAY 31,    MAY 31,       MAY 31,    MAY 31,     MAY 31,    MAY 31,
                                    1999       1998        1999       1998          1999       1998        1999       1998
Net asset value, beginning
 of period ...................     $12.81    $12.50       $12.79     $12.50        $12.80    $12.50        $12.82     $12.50
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net investment income.........       0.52      0.10         0.40       0.07          0.44      0.08          0.56       0.16
Net realized and unrealized gains
 from investments                    0.16      0.21         0.17       0.22          0.17      0.22          0.15       0.16
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net increase from investment
 operations .................        0.68      0.31         0.57       0.29          0.61      0.30          0.71       0.32
                                   ------    ------       ------     ------        ------    ------        ------     ------
Dividends from net investment
 income .....................       (0.47)       --        (0.39)        --         (0.42)       --         (0.50)        --
Distributions from net
 realized gains
 from investment transactions       (0.05)       --        (0.05)        --         (0.05)       --         (0.05)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Total dividends and distributions
 to shareholders .............      (0.52)       --        (0.44)        --         (0.47)       --         (0.55)        --
                                   ------    ------       ------     ------        ------    ------        ------     ------
Net asset value, end of period     $12.97    $12.81       $12.92     $12.79        $12.94    $12.80        $12.98     $12.82
                                   ======    ======       ======     ======        ======    ======        ======     ======
Total investment return(1)....       5.38%     2.48%        4.51%      2.32%         4.77%     2.40%         5.61%      2.56%
                                   ======    ======       ======     ======        ======    ======        ======     ======
Ratios/Supplemental data:
Net assets, end of period (000's)    $717      $519       $3,189     $1,667          $823      $485        $    5     $    5
Expenses to average net assets,
 net of waivers and reimbursements
 from adviser and Underlying Funds   0.25%     0.25%*       1.00%      1.00%*        0.75%     0.75%*        0.00%      0.00%*
Expenses to average net assets,
 before waivers and reimbursements
 from adviser and Underlying Funds   6.05%     6.43%*       6.80%      7.13%*        6.55%     6.99%*        5.80%      6.19%*
Net investment income to average
 net assets, net of waivers and
 reimbursements from adviser
 and Underlying Funds ...........    4.11%     4.66%*       3.37%      3.92%*        3.63%     4.23%*        4.40%      4.75%*
Net investment loss to average
 net assets, before waivers and
 reimbursements from adviser
 and Underlying Funds ........      (1.69)%   (1.52)%*     (2.43)%    (2.21)%*      (2.17)%   (2.00)%*      (1.40)%    (1.43)%*
Portfolio turnover rate.......         83%       11%          83%        11%           83%       11%           83%       11%

---------------
+  Commencement of issuance of shares.
*  Annualized.
(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized. Mitchell Hutchins Aggressive Portfolio Moderate Portfolio Conservative Portfolio

------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
Mitchell Hutchins              Aggressive Portfolio
Moderate Portfolio             Conservative Portfolio

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.


You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:


o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009~Telephone: 1-800-SEC-0330
o Free, from the SEC's Internet website at: http://www.sec.gov


Mitchell Hutchins Portfolios:
  -- Mitchell Hutchins Aggressive Portfolio
  -- Mitchell Hutchins Moderate Portfolio
  -- Mitchell Hutchins Conservative Portfolio
Investment Company Act File No. 811-7757


(C) 1999 PaineWebber Incorporated


-------------------------------------------------------------------------------
                               Prospectus Page 25

                     MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO
                      MITCHELL HUTCHINS MODERATE PORTFOLIO
                    MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114



                       STATEMENT OF ADDITIONAL INFORMATION

         The three funds named above are diversified series of Mitchell Hutchins Portfolios ("Trust"), a professionally managed, open-end management investment company. The funds seek to achieve their investment objectives by investing in a number of other PaineWebber mutual funds ("underlying funds").


         The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.


         Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report by calling toll-free 1-800-647-1568.

         This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus dated September 30, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm, or by calling toll-free 1-800-647-1568. This SAI is dated September 30, 1999.







                                TABLE OF CONTENTS



                                                                            PAGE
   The Funds and Their Investment Policies ...............................     2
   The Funds' Investments, Related Risks and Limitations..................     2
   Underlying Funds' Investment Policies..................................     5
   Underlying Funds--Strategies Using Derivative Instruments..............    23
   Organization of Trust; Trustees And Officers;
      Principal Holders Of Securities.....................................    33
   Investment Advisory, Administration and Distribution Arrangements......    39
   Portfolio Transactions.................................................    43
   Reduced Sales Charges, Additional Exchange And
      Redemption Information And Other Services...........................    45
   Conversion Of Class B Shares...........................................    50
   Valuation Of Shares....................................................    50
   Performance Information................................................    51
   Taxes..................................................................    54
   Other Information......................................................    56
   Financial Statements...................................................    57
   Appendix...............................................................    58

                     THE FUNDS AND THEIR INVESTMENT POLICIES

         MITCHELL  HUTCHINS  AGGRESSIVE   PORTFOLIO'S  investment  objective  is
long-term growth of capital. The fund invests primarily in equity mutual funds. It also invests, to a lesser extent, in bond mutual funds.

         MITCHELL HUTCHINS MODERATE PORTFOLIO'S investment objective is total return by investing. The fund invests in a combination of equity and bond mutual funds.

         MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO'S investment objective is to seek income and, secondarily, growth of capital. The fund invests primarily in bond mutual funds. It also invests, to a lesser extent, in equity mutual funds.

         Each fund may also invest directly in short-term bonds and money market instruments for cash management purposes or for temporary defensive purposes. Each fund also may invest up to 15% of its net assets in illiquid securities and may borrow for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus concerning the funds' investment policies and limitations. Except as otherwise indicated in the Prospectus or this SAI, there are no policy limitations on the funds' ability to use the investments or techniques discussed in these documents.

         DIRECT INVESTMENTS IN SECURITIES. Each fund may invest directly in short-term U.S. government securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal conditions, each fund's investments in these securities, together with its investments in PaineWebber Cashfund, an underlying fund that is a money market fund, is not expected to exceed 20% of its total assets. However, when Mitchell Hutchins believes that unusual market or economic conditions warrant a temporary defensive posture, each fund may invest without limit in these securities.

         MONEY MARKET INSTRUMENTS. Money market instruments are short-term debt obligations and similar securities and include: (1) securities issued or guaranteed as to interest and principal by the U.S. government or one of its agencies or instrumentalities; (2) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers, (3) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; and (4) repurchase agreements regarding any of the foregoing. Money market instruments include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. In addition, the funds may hold cash and may invest in participation interests in the money market securities mentioned above.

         U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the funds are securities that are supported by the full faith and credit of the United States, securities that are supported by the right of the issuer to borrow from the U.S. Treasury and securities that are supported solely by the credit of the instrumentality. U.S. government securities are described in greater detail in "Underlying Funds--Investment Policies" below.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

         ILLIQUID SECURITIES. Each fund may invest up to 15% of its net assets in illiquid securities, although the funds intend to use this authorization only in connection with their investment of cash reserves in short-term securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the funds' board. More information about illiquid securities and the circumstances under which restricted securities can be determined to be liquid is provided below in "Underlying Funds--Investment Policies, Illiquid Securities."

         INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy. Except with respect to fundamental investment limitation
(2), if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

         Each fund will not:

         (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the fund will invest 25% or more of its total assets in the securities of other investment companies.

         (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 331/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions may be changed by the board without shareholder approval.

         Each fund will not:

         (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

         (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

         Notwithstanding the foregoing investment limitations, the funds may invest in underlying funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the funds may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each underlying fund are described in its prospectus and SAI.

         In accordance with each fund's investment program as set forth in the Prospectus, a fund may invest more than 25% of its assets in any one underlying fund. However, each underlying fund in which a fund may invest (other than PaineWebber Low Duration U.S. Government Income Fund and PaineWebber U.S. Government Income Fund) will not concentrate more than 25% of its total assets in any one industry.

                      UNDERLYING FUNDS--INVESTMENT POLICIES

         The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the underlying funds. With respect to certain underlying funds, Mitchell Hutchins has retained one or more sub-advisers ("Sub-Adviser" or "Sub-Advisers"), who are identified by name in the Prospectus. More information about the investment policies and restrictions and the investment limitations of each underlying fund is set forth in its prospectus and SAI.

         EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks are the most familiar type of equity security. They represent an equity (ownership) interest in a corporation.


         Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible securities include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.


         While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, the prices of equity securities generally fluctuate more than bonds and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

         BONDS. Bonds are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities, including money market instruments. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.


         Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond, or that a market may become less confident as to the issuer's ability or willingness to do so. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.


         CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


         CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (" S&P") and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such ratings represent an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments. References to rated bonds include bonds that are not rated by a rating agency but that Mitchell Hutchins or the applicable sub-adviser determines to be of comparable quality.


         Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. Subsequent to a bond's purchase by an underlying fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The underlying funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

         In addition to ratings assigned to individual bond issues, Mitchell Hutchins or the applicable sub-adviser analyzes interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.


         Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or considered of comparable quality by Mitchell Hutchins or the applicable sub-adviser. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.


         High yield bonds (commonly known as "junk bonds") are non-investment grade bonds. This means they are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins or the sub-adviser to be of comparable quality. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing.

         An underlying fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues;

however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

         The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to the issuers' financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

         The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

         U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

         Treasury inflation protected securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time.

         ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage
Association),   Fannie  Mae  (also  known  as  the  Federal  National   Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.

         Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time because the underlying mortgage loans may be prepaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

         Mortgage-backed securities also may decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting an underlying fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the underlying fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

         During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile, and these securities may become illiquid. Mitchell Hutchins or the applicable sub-adviser seeks to manage an underlying fund's investments in mortgage-backed securities so that the volatility of its portfolio, taken as a whole, is consistent with its investment objective. Management of portfolio duration is an important part of this. However, computing the duration of mortgage-backed securities is complex. See, "--Duration." If Mitchell Hutchins or the sub-adviser does not compute the duration of mortgage-backed securities correctly, the value of the underlying fund's portfolio may be either more or less sensitive to changes in market interest rates than intended. In addition, if market interest rates or other factors that affect the volatility of securities held by an underlying fund change in ways that Mitchell Hutchins or the sub-adviser does not anticipate, the underlying fund's ability to meet its investment objective may be reduced.

         More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with their investment limitations, the underlying funds expect to invest in those new types of mortgage-backed securities that Mitchell Hutchins or the applicable sub-adviser believe may assist the underlying funds in achieving their investment objectives. Similarly, the underlying funds may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

         GINNIE MAE CERTIFICATES -- Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the underlying funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

         FANNIE MAE CERTIFICATES -- Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

         FREDDIE MAC CERTIFICATES -- Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

         PRIVATE MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS -- CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the underlying funds to pay the debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only or "PO" class) on a monthly, quarterly or semiannual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

         Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

         Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse interest-only ("IO") class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

         TYPES OF CREDIT ENHANCEMENT -- To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) loss protection. Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. An underlying fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

         SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES -- The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

         The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting an underlying fund's yield.

         ADJUSTABLE RATE MORTGAGE AND FLOATING RATE  MORTGAGE-BACKED  SECURITIES
-- Adjustable rate mortgage ("ARM") securities are mortgage-backed securities (sometimes referred to as ARMs) that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest. Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARMs represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of adjustable rate mortgage loans. These mortgage loans generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain adjustable rate mortgage loans specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. These mortgage loans also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the adjustable rate mortgage loan. Borrowers under these mortgage loans experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

         Adjustable rate mortgage loans also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on these mortgage loans could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on adjustable rate mortgage loans might decrease. The rate of prepayments with respect to adjustable rate mortgage loans has fluctuated in recent years.

         The rates of interest payable on certain adjustable rate mortgage loans, and therefore on certain ARM securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM securities supported by adjustable rate mortgage loans that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

         Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.


         DURATION. Duration is a measure of the expected life of a debt security on a present value basis. Duration incorporates the debt security's yield, coupon interest payments, final maturity and call features into one measure and is one of the underlying fundamental tools used by Mitchell Hutchins or, where applicable, a sub-adviser in portfolio selection and yield curve positioning an underlying fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.


         Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

         Duration allows Mitchell Hutchins or a sub-adviser to make certain predictions as to the effect that changes in the level of interest rates will have on the value of an underlying fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins or a sub-adviser calculates the duration of an underlying fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of an underlying fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

         Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins or a sub-adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

         INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

         Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where underlying fund assets may be released prior to receipt of payment, may expose a fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States are frequently higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

         Securities of foreign issuers may not be registered with the SEC, and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the underlying funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S.
companies.

         The underlying funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each underlying fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

         ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

         The underlying funds that invest outside the United States anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time, foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although each underlying fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

         [Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an underlying fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the underlying fund due to subsequent declines in the value of such portfolio security or, if the underlying fund has entered into a contract to sell the security, could result in possible liability to the purchaser.]

         Investment income and gains on certain foreign securities in which the underlying funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the underlying funds would be subject. In addition, substantial limitations may exist in certain countries with respect to the underlying funds' ability to repatriate investment capital or the proceeds of sales of securities.

         FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of an underlying fund's foreign investments. An underlying fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

         Each underlying fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time an underlying fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, an underlying fund could suffer a loss of some or all of the amounts deposited. Each underlying fund may convert foreign currency to U.S. dollars from time to time.

         The value of the assets of an underlying fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, an underlying fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to an underlying fund at one rate, while offering a lesser rate of exchange should an underlying fund desire immediately to resell that currency to the dealer. Each underlying fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

SPECIAL CHARACTERISTICS OF EMERGING MARKET SECURITIES AND SOVEREIGN DEBT

         EMERGING MARKET INVESTMENTS. The special risks of investing in foreign securities are heightened when emerging markets are involved. For example, many emerging market currencies recently have experienced significant devaluations relative to the U.S. dollar. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

         INVESTMENT AND REPATRIATION RESTRICTIONS -- Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit an underlying fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of an underlying fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

         If, because of restrictions on repatriation or conversion, an underlying fund were unable to distribute substantially all of its net investment income and net short-term and long-term capital gains within applicable time periods, the underlying fund would be subject to federal income and/or excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code. In that case, it would become subject to federal income tax on all of its income and net gains.

         SOCIAL, POLITICAL AND ECONOMIC FACTORS -- Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Any change in the leadership or policies of these countries may halt the expansion of or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of an underlying fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting an underlying fund.

         The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         FINANCIAL INFORMATION AND LEGAL STANDARDS -- Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

         FOREIGN SOVEREIGN DEBT. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the underlying funds may have limited legal recourse in the event of a default.

         Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

         A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the underlying funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While Mitchell Hutchins or the sub-adviser manages an underlying fund's portfolio in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the underlying funds to suffer a loss of interest or principal on any of its sovereign debt holdings.

         With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Some emerging market countries have from time to time declared moratoria on the payment of principal and interest on external debt.

         Some emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the underlying funds, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors. The interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may, therefore, have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

         Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of an underlying fund. Certain countries in which an underlying fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments the country could impose temporary restrictions on foreign capital remittances. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the underlying fund of any restrictions on investments. Investing in local markets may require an underlying fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the underlying fund.

         BRADY BONDS -- Brady Bonds are sovereign bonds issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing underlying funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

         Brady Bonds have been issued only in recent years, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, an underlying fund will purchase Brady Bonds in which the price and yield to the investor reflect market conditions at the time of purchase.

         Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent until the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Interest payments on Brady Bonds may be wholly uncollateralized or may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

         Brady Bonds are often viewed as having  several  valuation  components:
(1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. An underlying fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES. The underlying funds may invest in securities of other investment companies, subject to Investment Company Act limitations which at present restrict these investments in the aggregate to no more than 10% of a fund's total assets. The shares of other investment companies are subject to the management fees and other expenses of those underlying funds, and the purchase of shares of some investment companies requires the payment of sales loads and sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, an underlying fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. Each underlying fund may invest in the shares of other investment companies when, in the judgment of Mitchell Hutchins or the applicable sub-adviser, the potential benefits of such investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.

         ZERO COUPON, OID AND PIK SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from)  their  unmatured  interest  coupons  (unmatured  interest  payments)  and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

         Other securities are sold with original issue discount ("OID"), a term that means the securities are issued at a price that is lower than their value at maturity, even though interest on the securities may be paid prior to maturity. In addition, payment-in-kind ("PIK") securities pay interest in additional securities, not in cash. OID and PIK securities usually trade at a discount from their face value.

         Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities and PIK securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

         Federal tax law requires that the holder of a zero coupon security or other OID security include in gross income each year the OID that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. Similarly, while PIK securities may pay interest in the form of additional securities rather than cash, that interest must be included in an underlying fund's current income. These distributions would have to be made from the underlying fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. An underlying fund would not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares would ultimately be reduced as a result.

         Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the SEC currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund may each invest up to 5% of its net assets, and PaineWebber Global Income Fund may invest without limitation, in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders"). These investments are expected in most instances to be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in the underlying fund's having a contractual relationship only with the Lender, not with the borrower. An underlying fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, an underlying fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and an underlying fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, an underlying fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the underlying fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. An underlying fund will acquire Participations only if Mitchell Hutchins or the applicable sub-adviser determines that the selling Lender is creditworthy.

         When an underlying fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the underlying fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the underlying fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the underlying fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         Assignments and Participations are generally not registered under the Securities Act of 1933, as amended ("Securities Act") and thus may be subject to an underlying fund's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on an underlying fund's ability to dispose of particular Assignments or Participations when necessary to meet the underlying fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

         ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an underlying fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or the applicable sub-adviser has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by the underlying funds will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the underlying funds may repurchase any over-the-counter options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest only and principal only classes of mortgage-backed securities generally are considered illiquid. However, interest only and principal only classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or the sub-adviser has determined that they are liquid pursuant to guidelines established by the board. To the extent an underlying fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for an underlying fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, an underlying fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time an underlying fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, an underlying fund might obtain a less favorable price than prevailed when it decided to sell.

         However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradeable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an underlying fund, however, could affect adversely the marketability of such portfolio securities, and the underlying fund might be unable to dispose of such securities promptly or at favorable prices.


         The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or the applicable sub-adviser pursuant to guidelines approved by the board. Mitchell Hutchins or the sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins or the sub-adviser monitors the liquidity of restricted securities in each underlying fund's portfolio and reports periodically on such decisions to the board.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which an underlying fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. An underlying fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the underlying fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by an underlying fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the underlying fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each underlying fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by an underlying fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each underlying fund's limitation on borrowings. While a reverse repurchase agreement is outstanding, an underlying fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by an underlying fund might be unable to deliver them when that underlying fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that underlying fund's obligation to repurchase the securities, and the underlying fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         TEMPORARY AND DEFENSIVE  INVESTMENTS;  MONEY MARKET  INVESTMENTS.  Each
underlying fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers,
(3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each underlying fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, that is, for issuance or delivery to the underlying fund later than the normal settlement date for such securities at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. An underlying fund generally would not pay for such securities or start earning interest on them until they are received. However, when an underlying fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by an underlying fund on a when-issued or delayed-delivery basis may result in the underlying fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, an underlying fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the underlying fund's total assets, including the value of when-issued and delayed-delivery securities held by that underlying fund, exceeds its net assets.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect an underlying fund's net asset value. When an underlying fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. An underlying fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a sub-adviser, as applicable, deems it advantageous to do so, which may result in a gain or loss to the underlying fund.

         LENDING OF PORTFOLIO SECURITIES. Each underlying fund is authorized to lend its portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables an underlying fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of an underlying fund's portfolio securities must maintain acceptable collateral with that underlying fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each underlying fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each underlying fund will retain authority to terminate any of its loans at any time. Each underlying fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. An underlying fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each underlying fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the underlying fund's interest.

         Pursuant to procedures adopted by the board governing each underlying fund's securities lending program, PaineWebber has been retained to serve as lending agent for each underlying fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each underlying fund's securities lending program.

         SHORT SALES "AGAINST THE BOX." Each underlying fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of an underlying fund, and that underlying fund is obligated to replace the securities borrowed at a date in the future. When an underlying fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the underlying fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each underlying fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

         An underlying fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins or a sub-adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the underlying fund or a security convertible into or exchangeable for a security owned by the underlying fund. In such case, any loss in the underlying fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities an underlying fund owns, either directly or indirectly, and in the case where the underlying fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         SEGREGATED ACCOUNTS. When an underlying fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the underlying fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or forward currency contracts and swaps.

                          UNDERLYING FUNDS--STRATEGIES
                          USING DERIVATIVE INSTRUMENTS

         GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins or the applicable sub-adviser may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts, to attempt to hedge each underlying fund's portfolio and also to attempt to enhance income or return or realize gains and (for underlying funds that invest in bonds) to manage the duration of its portfolio. For underlying funds that are permitted to invest outside the United States, Mitchell Hutchins or the sub-adviser also may use forward currency contracts, foreign currency options and futures and options on foreign currency futures. Underlying funds that invest primarily in bonds also may enter into interest rate swap transactions. An underlying fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each underlying fund's use of these instruments will place at risk a much smaller portion of its assets. PaineWebber Cashfund does not use these Derivative Instruments. The particular Derivative Instruments used by the other underlying funds are described below.

         The underlying funds might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins or a sub-adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, an underlying fund may have lower net income and a net loss on the investment.

         OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

         GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in an underlying fund's portfolio. Thus, in a short hedge an underlying fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, an underlying fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, an underlying fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, an underlying fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that an underlying fund intends to acquire. Thus, in a long hedge, an underlying fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, an underlying fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, an underlying fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, an underlying fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         An underlying fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. An underlying fund might enter into a long straddle when Mitchell Hutchins or a sub-adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. An underlying fund might enter into a short straddle when Mitchell Hutchins or a sub-adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that an underlying fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which an underlying fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease an underlying fund's exposure to different asset classes without buying or selling the underlying instruments. An underlying fund also may use derivatives to simulate full investment by the underlying fund while maintaining a cash balance for underlying fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of underlying fund shares and for underlying fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, an underlying fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the sub-advisers may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins or the applicable sub-adviser may utilize these opportunities for an underlying fund to the extent that they are consistent with the underlying fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The underlying funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

         (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins or the applicable sub-adviser to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the sub-advisers are experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an underlying fund entered into a short hedge because Mitchell Hutchins or a sub-adviser projected a decline in the price of a security in that underlying fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the underlying fund could suffer a loss. In either such case, the underlying fund would have been in a better position had it not hedged at all.

         (4) As described below, an underlying fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the underlying fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair an underlying fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the underlying fund sell a portfolio security at a disadvantageous time. An underlying fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to an underlying fund.

         COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the underlying funds to an obligation to another party. An underlying fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each underlying fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of an underlying fund's assets to cover positions or to segregated accounts could impede portfolio management or the underlying fund's ability to meet redemption requests or other current obligations.

         OPTIONS. The underlying funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. Underlying funds that may invest outside the United States also may purchase put and call options and write covered options on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, an underlying fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable an underlying fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected underlying fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the underlying fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by an underlying fund would be considered illiquid to the extent described under "Underlying Funds--Investment Policies--Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

         An underlying fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an underlying fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, an underlying fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit an underlying fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The underlying funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities are exchange-traded. Exchange markets for options on bonds and foreign currencies exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between an underlying fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when an underlying fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the underlying fund as well as the loss of any expected benefit of the transaction.

         The underlying funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The underlying funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if
any  such  market  exists.   Although  the
underlying funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the underlying funds, there is no assurance that an underlying fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, an underlying fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If an underlying fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the underlying fund could cause material losses because the underlying fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         An underlying fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         LIMITATIONS ON THE USE OF OPTIONS. The underlying funds' use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

         (1) An underlying fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the underlying fund, does not exceed 5% of its total assets.

         (2) The aggregate value of securities underlying put options written by an underlying fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

         (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by an underlying fund that are held at any time will not exceed 20% of its net assets.

         FUTURES. The underlying funds may purchase and sell securities index futures contracts, interest rate futures contracts, debt security index futures contracts and (for those underlying funds that invest outside the United States) foreign currency futures contracts. An underlying fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, an underlying fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

         Futures strategies also can be used to manage the average duration of an underlying fund's portfolio. If Mitchell Hutchins or the applicable sub-adviser wishes to shorten the average duration of an underlying fund's portfolio, the underlying fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins or the sub-adviser wishes to lengthen the average duration of the underlying fund's portfolio, the underlying fund may buy a futures contract or a call option thereon, or sell a put option thereon.

         An underlying fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. An underlying fund will engage in this strategy only when it is more advantageous to an underlying fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract an underlying fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to an underlying fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an underlying fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each underlying fund's obligations to or from a futures broker. When an underlying fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when an underlying fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If an underlying fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The underlying funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If an underlying fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. An underlying fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, an underlying fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The underlying funds' use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

         (1) To the extent an underlying fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

         (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each underlying fund that are held at any time will not exceed 20% of its net assets.

         (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each underlying fund will not exceed 5% of its total assets.

         FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each underlying fund that may invest outside the United States may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the underlying fund's securities are denominated. Such currency hedges can protect against price movements in a security an underlying fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         An underlying fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the underlying fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the applicable sub-adviser believes will have a positive correlation to the value of the currency being hedged. In addition, an underlying fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if an underlying fund owned securities denominated in a foreign currency and Mitchell Hutchins or the sub-adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

         The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, an underlying fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

         Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the underlying funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FORWARD CURRENCY CONTRACTS. Underlying funds that may invest outside the United States may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, an underlying fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the underlying fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, an underlying fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

         The cost to an underlying fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When an underlying fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that an underlying fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, an underlying fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the underlying fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, an underlying fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. An underlying fund that may invest outside the United States may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the underlying fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the underlying fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.


         SWAP TRANSACTIONS. An underlying fund that invests primarily in bonds may enter into interest swap transactions, including swaps, caps, floors and collars. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates rather than interest rates.

         An underlying fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. An underlying fund may only use these transactions as a hedge and not as a speculative investment. Interest rate swap transactions are subject to risks comparable to those described above with respect to other hedging strategies.

         An underlying fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with an underlying fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate swap transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins and the sub-advisers (if applicable) believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to an underlying fund's borrowing restrictions. The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate underlying fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." An underlying fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps, floors and collars that are written by the underlying fund.

         An underlying fund will enter into swap transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or a sub-adviser to present minimal credit risk in accordance with guidelines established by the underlying fund's board. If there is a default by the other party to such a transaction, an underlying fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

                  ORGANIZATION OF TRUST; TRUSTEES AND OFFICERS
                       AND PRINCIPAL HOLDERS OF SECURITIES

         The Trust was formed on August 9, 1996, as a business trust under the laws of Delaware and has three operating series. The Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees each underlying fund's operations.

         The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:




       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Margo N. Alexander*+; 52              Trustee and President   Mrs.  Alexander is chairman (since March 1999),  chief
                                                              executive  officer and a director of Mitchell Hutchins
                                                              (since January 1995),  and an executive vice president
                                                              and a director  of  PaineWebber  (since  March  1984).
                                                              Mrs.  Alexander is president and a director or trustee
                                                              of  32  investment   companies   for  which   Mitchell
                                                              Hutchins,  PaineWebber  or  one  of  their  affiliates
                                                              serves as investment adviser.


Richard Q. Armstrong; 64                     Trustee          Mr.  Armstrong  is chairman  and  principal  of R.Q.A.
R.Q.A. Enterprises                                            Enterprises  (management consulting firm) (since April
One Old Church Road                                           1991 and principal  occupation  since March 1995). Mr.
Unit #6                                                       Armstrong was chairman of the board,  chief  executive
Greenwich, CT 06830                                           officer   and   co-owner   of   Adirondack   Beverages
                                                              (producer   and   distributor   of  soft   drinks  and
                                                              sparkling/still  waters) (October 1993-March 1995). He
                                                              was a  partner  of The New  England  Consulting  Group
                                                              (management consulting firm) (December  1992-September
                                                              1993).   He  was   managing   director  of  LVMH  U.S.
                                                              Corporation  (U.S.  subsidiary  of the  French  luxury
                                                              goods  conglomerate,   Louis  Vuitton  Moet  Hennessey
                                                              Corporation)  (1987-1991) and chairman of its wine and
                                                              spirits  subsidiary,  Schieffelin  & Somerset  Company
                                                              (1987-1991).  Mr.  Armstrong  is a director or trustee
                                                              of  31  investment   companies   for  which   Mitchell
                                                              Hutchins,  PaineWebber  or  one  of  their  affiliates
                                                              serves as investment adviser.




       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
E. Garrett Bewkes, Jr.**+; 73          Trustee and Chairman   Mr.  Bewkes is a director of Paine  Webber  Group Inc.
                                         of the Board of      ("PW  Group")  (holding  company  of  PaineWebber  and
                                             Trustees         Mitchell  Hutchins).  Prior to December 1995, he was a
                                                              consultant  to  PW  Group.   Prior  to  1988,  he  was
                                                              chairman of the board,  president and chief  executive
                                                              officer of American Bakeries Company.  Mr. Bewkes is a
                                                              director  of  Interstate  Bakeries  Corporation.   Mr.
                                                              Bewkes  is a  director  or  trustee  of 35  investment
                                                              companies for which Mitchell Hutchins,  PaineWebber or
                                                              one of their affiliates serves as investment adviser.

Richard R. Burt; 52                          Trustee          Mr.   Burt  is   chairman   of  IEP   Advisors,   Inc.
1275 Pennsylvania Ave, N.W.                                   (international   investments   and  consulting   firm)
Washington, DC  20004                                         (since  March  1994)  and  a  partner  of  McKinsey  &
                                                              Company (management  consulting firm) (since 1991). He
                                                              is  also  a  director  of  Archer-Daniels-Midland  Co.
                                                              (agricultural  commodities),  Hollinger  International
                                                              Co.   (publishing),   Homestake   Mining  Corp.  (gold
                                                              mining),   Powerhouse   Technologies  Inc.   (provides
                                                              technology  to  gaming  and  wagering   industry)  and
                                                              Weirton   Steel  Corp.   (makes  and  finishes   steel
                                                              products).   He  was  the  chief   negotiator  in  the
                                                              Strategic Arms Reduction  Talks with the former Soviet
                                                              Union  (1989-1991)  and  the  U.S.  Ambassador  to the
                                                              Federal Republic of Germany  (1985-1989).  Mr. Burt is
                                                              a director or trustee of 31  investment  companies for
                                                              which Mitchell  Hutchins,  PaineWebber or one of their
                                                              affiliates serves as investment adviser.

Mary C. Farrell**+; 49                       Trustee          Ms. Farrell is a managing director,  senior investment
                                                              strategist  and  member  of  the   Investment   Policy
                                                              Committee   of   PaineWebber.   Ms.   Farrell   joined
                                                              PaineWebber  in 1982. She is a member of the Financial
                                                              Women's  Association and Women's  Economic  Roundtable
                                                              and appears as a regular  panelist on Wall $treet Week
                                                              with Louis  Rukeyser.  She also serves on the Board of
                                                              Overseers  of New York  University's  Stern  School of
                                                              Business.  Ms.  Farrell is a director or trustee of 23
                                                              investment  companies  for  which  Mitchell  Hutchins,
                                                              PaineWebber  or  one of  their  affiliates  serves  as
                                                              investment adviser.

Meyer Feldberg; 57                           Trustee          Mr.  Feldberg is Dean and  Professor of  Management of
Columbia University                                           the Graduate School of Business,  Columbia University.
101 Uris Hall                                                 Prior  to  1989,  he was  president  of  the  Illinois
New York, NY  10027                                           Institute  of  Technology.  Dean  Feldberg  is  also a
                                                              director of  Primedia,  Inc.  (publishing),  Federated
                                                              Department   Stores,   Inc.  (operator  of  department
                                                              stores) and Revlon,  Inc.  (cosmetics).  Dean Feldberg
                                                              is a director  or trustee of 34  investment  companies
                                                              for which  Mitchell  Hutchins,  PaineWebber  or one of
                                                              their affiliates serves as investment adviser.


George W. Gowen; 70                          Trustee          Mr. Gowen is a partner in the law firm of  Dunnington,
666 Third Avenue                                              Bartholow  &  Miller.  Prior  to  May  1994,  he was a
New York, NY  10017                                           partner  in the law firm of Fryer,  Ross & Gowen.  Mr.
                                                              Gowen  is a  director  or  trustee  of  34  investment
                                                              companies for which Mitchell Hutchins,  PaineWebber or
                                                              one of their affiliates serves as investment adviser.



                                       34


Frederic V. Malek; 62                        Trustee          Mr.  Malek is  chairman  of  Thayer  Capital  Partners
1455 Pennsylvania Ave, N.W.                                   (merchant  bank).  From January 1992 to November 1992,
Suite 350                                                     he was campaign  manager of Bush-Quayle `92. From 1990
Washington, DC  20004                                         to 1992,  he was vice chairman and, from 1989 to 1990,
                                                              he was  president of Northwest  Airlines  Inc. and NWA
                                                              Inc.  (holding  company of Northwest  Airlines  Inc.).
                                                              Prior  to  1989,  he  was  employed  by  the  Marriott
                                                              Corporation  (hotels,  restaurants,  airline  catering
                                                              and contract  feeding),  where he most recently was an
                                                              executive  vice  president  and  president of Marriott
                                                              Hotels and  Resorts.  Mr.  Malek is also a director of
                                                              Aegis Communications,  Inc. (tele-services),  American
                                                              Management Systems,  Inc.  (management  consulting and
                                                              computer    related    services),    Automatic    Data
                                                              Processing,  Inc. (computing),  CB Richard Ellis, Inc.
                                                              (real  estate  services),  FPL Group,  Inc.  (electric
                                                              services),    Global    Vacation    Group    (packaged
                                                              vacations),  HCR/Manor  Care,  Inc.  (health care) and
                                                              Northwest  Airlines  Inc.  Mr.  Malek is a director or
                                                              trustee of 31 investment  companies for which Mitchell
                                                              Hutchins,  PaineWebber  or  one  of  their  affiliates
                                                              serves as investment adviser.


Carl W. Schafer; 63                          Trustee          Mr.  Schafer is president  of the Atlantic  Foundation
66 Witherspoon Street, #1100                                  (charitable      foundation      supporting     mainly
Princeton, NJ  08542                                          oceanographic  exploration  and  research).  He  is  a
                                                              director  of  Base  Ten  Systems,   Inc.   (software),
                                                              Roadway Express,  Inc. (trucking),  The Guardian Group
                                                              of Mutual Funds,  the Harding,  Loevner  Funds,  Evans
                                                              Systems,  Inc.  (motor  fuels,  convenience  store and
                                                              diversified   company),   Electronic  Clearing  House,
                                                              Inc., (financial  transactions  processing),  Frontier
                                                              Oil Corporation and Nutraceutix,  Inc.  (biotechnology
                                                              company).  Prior to January  1993,  he was chairman of
                                                              the  Investment   Advisory  Committee  of  the  Howard
                                                              Hughes  Medical  Institute.  Mr. Schafer is a director
                                                              or  trustee  of  31  investment  companies  for  which
                                                              Mitchell   Hutchins,   PaineWebber  or  one  of  their
                                                              affiliates serves as investment adviser.


Brian M. Storms*+;45                         Trustee          Mr.  Storms is president and chief  operating  officer
                                                              of Mitchell  Hutchins  (since  March  1999).  Prior to
                                                              March   1999,   he   was   president   of   Prudential
                                                              Investments    (1996-1999).     Prior    to    joining
                                                              Prudential,  he was a managing  director  at  Fidelity
                                                              Investments.  Mr.  Storms is a director  or trustee of
                                                              31 investment  companies for which Mitchell  Hutchins,
                                                              PaineWebber  or  one of  their  affiliates  serves  as
                                                              investment adviser.


                                       35


T. Kirkham Barneby*; 53                   Vice President      Mr.   Barneby  is  a  managing   director   and  chief
                                                              investment    officer--quantitative    investments  of
                                                              Mitchell  Hutchins.  Prior to September 1994, he was a
                                                              senior vice  president at Vantage  Global  Management.
                                                              Mr.  Barneby is a vice  president of seven  investment
                                                              companies for which Mitchell Hutchins,  PaineWebber or
                                                              one of their affiliates serves as investment adviser.

John J. Lee**; 31                       Vice President and    Mr.  Lee  is a vice  president  and a  manager  of the
                                       Assistant Treasurer    mutual fund finance  department of Mitchell  Hutchins.
                                                              Prior to September  1997,  he was an audit  manager in
                                                              the financial  services practice of Ernst & Young LLP.
                                                              Mr. Lee is a vice  president and  assistant  treasurer
                                                              of  32  investment   companies   for  which   Mitchell
                                                              Hutchins,  PaineWebber  or  one  of  their  affiliates
                                                              serves as an investment adviser.

Kevin J. Mahoney**; 34                  Vice President and    Mr.  Mahoney  is a first vice  president  and a senior
                                       Assistant Treasurer    manager  of the  mutual  fund  finance  department  of
                                                              Mitchell  Hutchins.  From  August 1996  through  March
                                                              1999,  he was the manager of the mutual fund  internal
                                                              control  group  of  Salomon  Smith  Barney.  Prior  to
                                                              August  1996,   he  was  an  associate  and  assistant
                                                              treasurer  for  BlackRock  Financial  Management  L.P.
                                                              Mr.   Mahoney  is  a  vice   president  and  assistant
                                                              treasurer  of  32   investment   companies  for  which
                                                              Mitchell   Hutchins,   PaineWebber  or  one  of  their
                                                              affiliates serves as investment adviser.

Dennis McCauley*; 52                      Vice President      Mr.   McCauley  is  a  managing   director  and  chief
                                                              investment  officer--fixed income of Mitchell Hutchins.
                                                              Prior  to  December  1994,  he was  director  of fixed
                                                              income  investments of IBM  Corporation.  Mr. McCauley
                                                              is a vice  president of 22  investment  companies  for
                                                              which Mitchell  Hutchins,  PaineWebber or one of their
                                                              affiliates serves as investment adviser.

Ann E. Moran**; 41                      Vice President and    Ms.  Moran is a vice  president  and a manager  of the
                                       Assistant Treasurer    mutual fund finance  department of Mitchell  Hutchins.
                                                              Ms. Moran is a vice president and assistant  treasurer
                                                              of  32  investment   companies   for  which   Mitchell
                                                              Hutchins,  PaineWebber  or  one  of  their  affiliates
                                                              serves as investment adviser.

Dianne E. O'Donnell**; 47               Vice President and    Ms.  O'Donnell is a senior vice  president  and deputy
                                            Secretary         general counsel of Mitchell  Hutchins.  Ms.  O'Donnell
                                                              is a vice  president  and  secretary of 31  investment
                                                              companies   and  a  vice   president   and   assistant
                                                              secretary   of  one   investment   company  for  which
                                                              Mitchell   Hutchins,   PaineWebber  or  one  of  their
                                                              affiliates serves as investment adviser.

Emil Polito*; 38                          Vice President      Mr. Polito is a senior vice  president and director of
                                                              operations  and control  for  Mitchell  Hutchins.  Mr.
                                                              Polito is a vice president of 32 investment  companies
                                                              for which  Mitchell  Hutchins,  PaineWebber  or one of
                                                              their affiliates serves as investment adviser.




                                       36


Victoria E. Schonfeld**; 48               Vice President      Ms.  Schonfeld  is a  managing  director  and  general
                                                              counsel  of  Mitchell  Hutchins  since  May 1994 and a
                                                              senior vice president of PaineWebber  since July 1995.
                                                              Ms.  Schonfeld is a vice  president  of 31  investment
                                                              companies  and a vice  president  and secretary of one
                                                              investment   company  for  which  Mitchell   Hutchins,
                                                              PaineWebber  or  one of  their  affiliates  serves  as
                                                              investment adviser.

Paul H. Schubert**; 36                  Vice President and    Mr.  Schubert is a senior vice  president and director
                                            Treasurer         of the mutual  fund  finance  department  of  Mitchell
                                                              Hutchins.  From August 1992 to August  1994,  he was a
                                                              vice president at BlackRock Financial  Management L.P.
                                                              Mr.  Schubert is a vice  president and treasurer of 32
                                                              investment  companies  for  which  Mitchell  Hutchins,
                                                              PaineWebber  or  one of  their  affiliates  serves  as
                                                              investment adviser.

Barney A. Taglialatela**; 38            Vice President and    Mr.  Taglialatela is a vice president and a manager of
                                       Assistant Treasurer    the  mutual  fund  finance   department   of  Mitchell
                                                              Hutchins.  Prior to February 1995, he was a manager of
                                                              the mutual fund  finance  division  of Kidder  Peabody
                                                              Asset  Management,  Inc.  Mr.  Taglialatela  is a vice
                                                              president  and  assistant  treasurer of 32  investment
                                                              companies for which Mitchell Hutchins,  PaineWebber or
                                                              one of their affiliates serves as investment adviser.

Mark A. Tincher*; 43                      Vice President      Mr.   Tincher  is  a  managing   director   and  chief
                                                              investment   officer--equities  of  Mitchell  Hutchins.
                                                              Prior  to  March  1995,  he was a vice  president  and
                                                              directed  the  U.S.   funds   management   and  equity
                                                              research  areas of Chase  Manhattan  Private Bank. Mr.
                                                              Tincher  is  a  vice   president   of  13   investment
                                                              companies for which Mitchell Hutchins,  PaineWebber or
                                                              one of their affiliates serves as investment adviser.

Keith A. Weller**; 38                   Vice President and    Mr.  Weller is a first vice  president  and  associate
                                       Assistant Secretary    general  counsel of  Mitchell  Hutchins.  Prior to May
                                                              1995,  he was an  attorney  in private  practice.  Mr.
                                                              Weller is a vice president and assistant  secretary of
                                                              31 investment  companies for which Mitchell  Hutchins,
                                                              PaineWebber  or  one of  their  affiliates  serves  as
                                                              investment adviser.

---------------

* The business address of each listed person is 51 West 52nd Street, New York, New York 10019-6114.

** The business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the Trust and each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


         The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each fund and $150 per fund for each board meeting and each separate meeting of a board committee. Accordingly, the Trust pays each such trustee $3,000 annually for its three series, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own in the aggregate less than 1% of the outstanding shares of each fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust and each fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

         The table below includes certain information related to the compensation of the current trustees who held office with the Trust during the fiscal year ended May 31, 1999, and the total compensation of those trustees from all PaineWebber funds during the 1998 calendar year.

         The table below includes certain information relating to the compensation of the current board members who held office with the Trust during the fiscal year ended May 31, 1999 and the compensation of those trustees from all PaineWebber funds during the 1998 year.

                               COMPENSATION TABLE+



                                                                              TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION         THE TRUST AND THE FUND
              NAME OF PERSON, POSITION              FROM THE TRUST*                  COMPLEX

       Richard Q. Armstrong,
       Trustee........................................       $ 5,430                  $101,372
       Richard R. Burt,
       Trustee........................................         5,340                   101,372
       Meyer Feldberg,
       Trustee........................................         7,409                   116,222
       George W. Gowen,
       Trustee........................................         4,980                   108,272
       Frederic V. Malek,
       Trustee........................................         5,430                   101,372
       Carl W. Schafer,
       Trustee........................................         5,430                   101,372

--------------------
+ Only independent board members are compensated by the Trust and the fund complex and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees paid to each trustee from the Trust for the year ended May 31, 1999.

** Represents total compensation paid during the calendar year ended December 31, 1998 to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

         The following shareholders are shown in the funds' records as owning more than 5% of their shares:



                                             NUMBER AND PERCENTAGE OF
FUND AND SHAREHOLDER                     SHARES BENEFICIALLY OWNED AS OF
NAME AND ADDRESS*                                AUGUST 31, 1999
CONSERVATIVE PORTFOLIO
   PaineWebber FBO
   Wilfred Robinson                     24,468 shares                7.10%
   Richard J. Agostini                  20,135 shares                5.84%

---------
* The shareholders listed may be contacted c/o Mitchell Hutchins Asset Management, Inc., 51 West 52nd Street, New York, NY 10019-6114.




                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS


         INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to each fund pursuant to a contract ("Advisory Contract") with the Trust dated January 9, 1998. Under the Advisory Contract, each fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.35% of average daily net assets.


         During the fiscal year ended May 31, 1999 and the period February 24, 1998 (commencement of operations) to May 31, 1998, Mitchell Hutchins earned (or accrued) advisory fees in the following amounts:



                                                FISCAL YEAR ENDED              FISCAL PERIOD ENDED
                                                  MAY 31, 1999                    MAY 31, 1998*
                                                  ------------                    -------------
         Aggressive                                          $ 20,903                          $ 2,560
         Portfolio........................  (all of which was waived)        (all of which was waived)
         Moderate                                              39,597                            4,531
         Portfolio........................  (all of which was waived)        (all of which was waived)
         Conservative                                          13,968                            1,408
         Portfolio........................  (all of which was waived)        (all of which was waived)

         *    February 24, 1998 (commencement of operations) to May 31, 1998.



         Under the terms of the Advisory Contract, each fund bears all of its expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a particular fund are allocated among the appropriate funds by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions) of securities purchases or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the funds by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not "interested persons" (as defined in the Investment Company Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board or any committee thereof; (17) the cost of investment literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

         Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable with respect to a fund at any time without penalty by the Trust's board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

         NET ASSETS. The following table shows the approximate net assets as of August 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


INVESTMENT CATEGORY                                                  NET ASSETS
                                                                       $ MIL
Domestic (excluding Money Market)...........................         $ 7,939.9
Global......................................................           4,537.1
Equity/Balanced.............................................           7,677.7
Fixed Income (excluding Money Market).......................           4,799.3
  Taxable Fixed Income......................................           3,290.8
  Tax-Free Fixed Income.....................................           1,508.5
Money Market Funds..........................................          35,356.5


          PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each fund under separate distribution contracts with the Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each fund. Shares of each fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of each fund (collectively, "Exclusive Dealer Agreements"), Paine Webber and its correspondent firms sell the funds' shares.

         Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan" and, collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares for each respective fund. Under the Class B Plan and Class C Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% (0.50% for Class C shares of Conservative Portfolio) of the average daily net assets of that Class. There is no distribution plan with respect to Class Y shares and the funds pay no service or distribution fees with respect to their Class Y shares.

         Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of that fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

         In reporting amounts expended under the Plans to the board, Mitchell Hutchins allocates expenses attributable to the sale of each class of each fund's shares to such class based on the ratio of sales of shares of such class to the sales of all classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of that fund's shares.

         The funds paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended May 31, 1999:



                                                                     AGGRESSIVE           MODERATE         CONSERVATIVE
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                   Class A......................................         $ 4,478            $ 4,816            $ 1,619
                   Class B......................................          19,521             53,778             26,620
                   Class C......................................          22,195             39,979              5,079


         Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the funds during the fiscal year ended May 31, 1999:

                                                                                   AGGRESSIVE       MODERATE     CONSERVATIVE
                                                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO
         CLASS A
         Marketing and advertising.............................................       $ 27,625       $ 17,601        $14,620
         Amortization of commissions...........................................              0              0              0
         Printing of prospectuses and statements of additional information.....            165            173             60
         Branch network costs allocated and interest expense...................         22,815         13,341         11,594
         Service fee paid to investment executives.............................          1,713          1,844            620

                                                                                   AGGRESSIVE       MODERATE     CONSERVATIVE
                                                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO
         CLASS B
         Marketing and advertising.............................................       $ 31,007       $ 49,345       $ 59,450
         Amortization of commissions...........................................          6,788         19,082          9,413
         Printing of prospectuses and statements of additional information.....            187            479            252
         Branch network costs allocated and interest expense...................         23,774         39,945         50,374
         Service fee paid to investment executives.............................          1,868          5,152          2,548



                                       41


                                                                                   AGGRESSIVE       MODERATE     CONSERVATIVE
                                                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO
         CLASS C
         Marketing and advertising.............................................       $ 35,424       $ 37,410       $ 15,182
         Amortization of commissions...........................................          6,373         11,494          1,297
         Printing of prospectuses and statements of additional information.....            216            367             64
         Branch network costs allocated and interest expense...................         26,917         26,665         12,376
         Service fee paid to investment executives.............................          2,123          3,832            648


         "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of each fund's shares, including the PaineWebber retail branch system.


         In approving the funds' overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible PricingSM would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the funds' shares and (3) maintain the competitive position of the funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

         In approving the Class A Plan for each fund, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the fund than might otherwise be the case,
(3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

         In approving the Class B Plan for each fund, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of Paine Webber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The board also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

         In approving the Class C Plan for each fund, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder and service and distribution-related expenses and costs. The board also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

         With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each fund, which would increase if the Plan were successful and the fund attained and maintained significant asset levels.

         Under the Distribution Contract between the Trust and Mitchell Hutchins for the Class A shares for the periods shown, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer:


                                                                 FISCAL YEAR ENDED      PERIOD ENDED MAY 31,
                                                                   MAY 31, 1999                 1998*
        AGGRESSIVE PORTFOLIO
              Earned........................................           $ 489,382                $ 50,393
              Retained......................................              47,984                  31,244
        MODERATE PORTFOLIO
              Earned........................................              21,895                  59,932
              Retained......................................              13,643                  37,158
        CONSERVATIVE PORTFOLIO
              Earned........................................              11,404                  13,243
              Retained......................................               7,068                   8,211


         *    February 24, 1998 (commencement of operations) to May 31, 1998.


         For the fiscal year ended May 31, 1999, Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares:


                                                                   AGGRESSIVE           MODERATE         CONSERVATIVE
                                                                    PORTFOLIO          PORTFOLIO           PORTFOLIO
         Class A..............................................         $     0            $     0             $     0
         Class B..............................................         840,208             31,873               6,942
         Class C..............................................          67,709              2,176               1,649




                             PORTFOLIO TRANSACTIONS

         All orders for the purchase or sale of portfolio securities for the funds (normally shares of the underlying funds) are placed on behalf of a particular fund by Mitchell Hutchins. A fund will not incur any commissions or sales charges when it invests in shares of the underlying funds, but it may incur such costs if it invests directly in other types of securities. When a fund purchases short-term U.S. government securities or commercial paper directly, it may purchase such securities in dealer transactions, which generally include a "spread," as explained below. For the fiscal year ended May 31, 1999 and the period February 24, 1998 (commencement of operations) to May 31, 1998, the funds paid no brokerage commission.


         Subject to policies established by each underlying fund's board, Mitchell Hutchins or the applicable Sub-Adviser is responsible for the execution of the underlying fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or a Sub-Adviser seeks to obtain the best net results for an underlying fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins or a Sub-Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The underlying funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.


         The funds and the underlying funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds and the underlying funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each fund and underlying fund's board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber to effect portfolio transactions for the funds on an exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended May 31, 1999 and the fiscal period ended May 31, 1998, the funds paid no brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

         Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The underlying funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

         In selecting brokers, Mitchell Hutchins or a Sub-Adviser will consider the full range and quality of a broker's services. Consistent with the interests of the funds or underlying funds and subject to the review of the board, Mitchell Hutchins or a Sub-Adviser may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins or the Sub-Adviser with brokerage or research services. The funds may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or a Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the Sub-Adviser to that fund and its other clients.

         Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminar, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons and government representatives.

         For the fiscal year ended May 31, 1999,  Mitchell  Hutchins directed no
portfolio   transactions  to  brokers  chosen  because  they  provided  research services.

         For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins or the applicable Sub-Adviser seeks best execution. Although Mitchell Hutchins or a Sub-Adviser may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight were attributed to the services provided by the executing dealer. Mitchell Hutchins or a Sub-Adviser may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' or the Sub-Adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their own investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effects securities transactions may be used by Mitchell Hutchins or a Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or a Sub-Adviser by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds or underlying funds.

         Investment decisions for a fund or underlying fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund or an underlying fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund or underlying fund and the other account(s) as to amount according to a formula deemed equitable to the fund or underlying fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a funds or underlying fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit the fund.


         The funds and underlying funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the Trust's and each underlying fund's board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the funds or underlying funds.

         PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. For the periods shown, the funds' portfolio turnover rates were:


                                     FISCAL YEAR ENDED       FISCAL PERIOD ENDED
                                        MAY 31, 1999            MAY 31, 1998*
Aggressive  Portfolio..............        104%                      6%
Moderate Portfolio.................         88%                     13%
Conservative Portfolio.............         83%                     11%



            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

          o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to

               PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

          o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

          o Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

          o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during the fund's initial public offering of shares and that meet certain other conditions described in its prospectus


         In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed. This contingent deferred sales charged is waived if you are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of these pools.


         COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

         An "eligible group of related fund investors" can consist of any combination of the following:

         (a) an individual, that individual's spouse, parents and children;

         (b) an individual and his or her Individual Retirement Account ("IRA");

         (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

         (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);

         (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

         (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

         (g) an  employer  (or  group  of  related  employers)  and  one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

         (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

         RIGHTS OF ACCUMULATIONS-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.


         PURCHASES OF CLASS A SHARES THROUGH THE INSIGHTONE PROGRAM. An investor who participates in the PaineWebber InsightOne Program is eligible to purchase Class A shares without a sales load. The PaineWebber InsightOne Program provides a brokerage account to investors for an asset-based sales charge at the annual rate of up to 1.50% of assets in the account. Accountholders may purchase or sell certain investment products without paying any commissions or other markups/markdowns apart from the account sales charge.

         NON-RESIDENT ALIEN WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR CLASS A AND C SHARES. Until March 31, 2000, investors who are non-resident aliens will be able to sell their fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A or Class C shares of the fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries. For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.


         REINSTATEMENT PRIVILEGE-CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible under certain circumstances. See "Taxes" below.

         WAIVERS OF CONTINGENT DEFERRED SALES CHARGES-CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

         PURCHASES OF CLASS Y SHARES THROUGH THE PACE MULTI ADVISOR PROGRAM. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

         ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce any exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

         If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

         The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's securities at the time.

         SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

         AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

         SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

          o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

          o Class B shares. Minimum value of fund shares is $20,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

         Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

         An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

         INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

         TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT7 (RMA7)

         Shares of PaineWebber mutual funds, including the funds (each a "PW Fund" and, collectively, the "PW Funds"), are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder continually to invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

         To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

         The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

         PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

         PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

          o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

          o    comprehensive    year-end   summary   statements   that   provide
               information on account activity for use in tax planning and tax return preparation;

          o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds -- RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

          o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

          o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

          o unlimited electronic funds transfers and bill payment service for an additional fee;

          o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

          o expanded account protection to the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of PW Funds that are held at PFPC and not through PaineWebber; and

          o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

         The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

         Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

         The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not be met.

                               VALUATION OF SHARES

         Each fund determines the net asset values per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The value of the shares of each underlying fund will be their net asset value at the time the net asset value of the fund shares is determined. The funds generally use the amortized cost method of valuation to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

         Each fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return  quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:


            P(1 + T)n    = ERV
where:          P        = a hypothetical initial payment of $1,000 to purchase
                             shares of a specified class
                T        = average annual total return of shares of that class
                n        = number of years
              ERV        = ending redeemable value of a hypothetical $1,000
                             payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% (4% for Conservative fund) sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

         The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

         Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

         The following tables show performance information for each class of the funds' shares for the periods indicated.

                                                              AGGRESSIVE PORTFOLIO


CLASS                                       CLASS A                 CLASS B             CLASS C         CLASS Y
(INCEPTION DATE)                            2/24/98                 2/24/98             2/24/98         2/24/98
Year ended May 31, 1999
     Standardized Return*.........          (5.99)%                 (7.14)%             (3.29)%         (1.33)%
     Non-Standardized Return......          (1.57)%                 (2.32)%             (2.32)%         (1.33)%
Inception to May 31, 1999:
     Standardized Return*.........          (2.40)%                 (3.72)%             (0.27)%           2.54%
     Non-Standardized Return......           2.21%                   1.28%               1.27%            2.54%



                                       52




                                                                 MODERATE PORTFOLIO

CLASS                                       CLASS A                 CLASS B             CLASS C         CLASS Y
(INCEPTION DATE)                            2/24/98                 2/24/98             2/24/98         2/24/98
Year ended May 31, 1999
     Standardized Return*.........          (2.74)%                 (3.81)%               0.12%           2.08%
     Non-Standardized Return......            1.85%                   1.14%               1.11%           2.08%
Inception to May 31, 1999:
     Standardized Return*.........            0.48%                 (0.49)%               3.64%           4.46%
     Non-Standardized Return......            4.21%                   3.44%               3.42%           4.46%


                                                               CONSERVATIVE PORTFOLIO

CLASS                                       CLASS A                 CLASS B             CLASS C     CLASS Y
(INCEPTION DATE)
Year ended May 31, 1999*
     Standardized Return*.........            0.67%                 (0.49)%               4.02%           5.61%
     Non-Standardized Return......            5.38%                   4.51%               4.77%           5.61%
Inception to May 31, 1999:
     Standardized Return*.........            2.46%                   1.52%               5.13%           6.52%
     Non-Standardized Return......            6.27%                   5.44%               5.71%           6.52%


* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5% (4.0% for Conservative Portfolio). All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.


         YIELD. Yields used in Moderate Portfolio's and Conservative Portfolio's Performance Advertisements are calculated by dividing the fund's interest income attributable to a class of shares for a 30-day period ("Period"), net of expenses attributable to such class, by the average number of shares of such class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of the other classes of shares) at the end of the Period. Yield quotations are calculated according to the following formula:

   YIELD                = 2 [( a-b/cd +1 )6 - 1 ]
   where: a             = interest earned during the Period attributable to a
                            class of shares
          b             = expenses accrued for the Period attributable to a
                            class of shares (net of reimbursements)
          c             = the  average  daily  number  of  shares  of a  class
                          outstanding during the Period that were entitled to receive dividends
          d             = the  maximum  offering price per share (in the case of
                          Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the Period.

         Except as noted below, in determining interest income earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the Period (variable "d" in the above formula) the fund's current maximum 4.5% (4% for Conservative fund) initial sales charge on Class A shares is included.

         The following table shows the 30-day yield for each class of Moderate Portfolio and Conservative Portfolio for the 30 days period ended May 31, 1999.


                                                         CLASS A         CLASS B         CLASS C        CLASS Y
         MODERATE PORTFOLIO:.........................      2.10%            1.44%         1.45%            2.44%
         CONSERVATIVE PORTFOLIO:.....................      3.75%            3.15%         3.41%            4.15%



         OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (Registered) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the funds may have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

         The funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                           [CHART TO BE INSERTED HERE]


Source: Stocks, Bonds, Bills and Inflation 1998 YearbookJ Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).


         The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indices are unmanaged and are not available for investment.


         Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1998, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $23,495,420, significantly more than any other investment.


                                      TAXES

         BACKUP WITHHOLDING. Each fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

         CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) ("Distribution Requirement") and must meet several additional requirements. For each fund these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs (including the underlying funds) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs, including the underlying funds) of any one issuer.

         Each fund will invest its assets in shares of underlying funds and money market and other short-term instruments. Accordingly, each fund's income will consist of distributions from underlying funds, net gains realized from the disposition of underlying fund shares and interest. If an underlying fund qualifies for treatment as a RIC under the Internal Revenue Code--each has done so for its past taxable years and intends to continue to do so for its current and future taxable years--(1) dividends paid to a fund from the underlying fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the fund as ordinary income to the extent of the underlying fund's earnings and profits, and (2) distributions paid to a fund from the underlying fund's net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) will be taxable to the fund as long-term capital gains, regardless of how long the fund has held the underlying fund's shares. If a fund purchases shares of an underlying fund within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the fund's portfolio or otherwise), all or part of the loss will not be deductible by the fund and instead will increase its basis for the newly purchased shares.

         Although each of PaineWebber Global Income Fund and PaineWebber Global Equity Fund will be eligible to elect to "pass-through" to its shareholders (including a fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, no fund will qualify to pass that benefit through to its shareholders because of its inability to satisfy that test.

         Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         TAXATION OF THE FUNDS' SHAREHOLDERS. Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year even if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for any fund may not exceed the total of its proportionate share of the aggregate dividends received from U.S. corporations by the underlying funds in which it invests that qualify as RICs. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         The portion of each fund's dividends attributable to interest on U.S. government obligations, including the portion of dividends the fund receives from underlying funds qualifying as RICs that is attributable to such interest, may be exempt from state and local income tax.

                                OTHER INFORMATION

         DELAWARE BUSINESS TRUST. The Trust is an entity of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

         CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

         VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the funds as a group may elect all of the board members of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

         The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

         CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the fund's shares to which those expenses are attributable. For example, a fund's Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

         PRIOR  NAMES.   Prior  to  August  20,  1997,   the  Trust's  name  was
"PaineWebber Journey Portfolios," and prior to July 22, 1997, its name was "PaineWebber Select Fund."

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust and each fund.

                              FINANCIAL STATEMENTS

         The funds' Annual Report to Shareholders for the period ended May 31, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

         AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         CI. The rating CI is reserved for income bonds on which no interest is being paid.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                                  ------------


                     MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO


                      MITCHELL HUTCHINS MODERATE PORTFOLIO


                    MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

                    ----------------------------------------

                       Statement of Additional Information

                               September 30, 1999
                    ----------------------------------------





                                   PAINEWEBBER


(C)1999 PaineWebber Incorporated



-------------------------------------

                            PART C. OTHER INFORMATION

Item 23.  EXHIBITS

(1)      Amended and Restated Trust Instrument (filed herewith)

(2)      Amended and Restated By-Laws (filed herewith)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(4)      Investment Advisory and Administration Contract 3/

(5)      (a)  Distribution Contract with respect to Class A Shares 3/

         (b)  Distribution Contract with respect to Class B Shares 3/

         (c)  Distribution Contract with respect to Class C Shares 3/

         (d)  Distribution Contract with respect to Class Y Shares 3/

         (e)  Exclusive Dealer Agreement with respect to Class A Shares 3/

         (f)  Exclusive Dealer Agreement with respect to Class B Shares 3/

         (g)  Exclusive Dealer Agreement with respect to Class C Shares 3/

         (h)  Exclusive Dealer Agreement with respect to Class Y Shares 3/

(6)      Bonus, profit sharing or pension plans - none

(7)      Custodian Agreement 3/

(8)      Transfer Agency Agreement 3/

(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

(11)     Financial Statements omitted from Part B - none

(12)     Letter of investment intent 1/

(13)     (a) Plan of Distribution pursuant to Rule 12b-1 with respect to
             Class A Shares (filed herewith)

         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (filed herewith)

         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (filed herewith)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 1/


----------------------

1/ Incorporated by reference from Pre-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins Portfolios, SEC File No. 333-26087, filed on January 9, 1998.

2/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins Portfolios, SEC File No. 333-26087, filed September 30, 1998.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

Item 25.  INDEMNIFICATION

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.


Item 27.  PRINCIPAL UNDERWRITERS

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:


         ALL AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS PORTFOLIOS
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.

         b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                                 Position and Offices With
Name                       Position With Registrant              Underwriter or Exclusive Dealer
----                       ------------------------              -------------------------------
Margo N. Alexander         Trustee and President                 Chairman, Chief Executive Officer and a
                                                                 Director of Mitchell Hutchins and Executive
                                                                 Vice President and a Director of PaineWebber

Mary C. Farrell            Trustee                               Managing Director, Senior Investment Strategist
                                                                 and member of the Investment Policy Committee
                                                                 of PaineWebber

Brian M. Storms            Trustee                               President and Chief Operating Officer of
                                                                 Mitchell Hutchins

T. Kirkham Barneby         Vice President                        Managing Director and Chief Investment Officer-
                                                                 Quantitative Investments of Mitchell Hutchins

John J. Lee                Vice President and Assistant          Vice President and a Manager of the Mutual Fund
                           Treasurer                             Finance Department of Mitchell Hutchins

Kevin J. Mahoney           Vice President and Assistant          First Vice President and a Senior Manager of
                           Treasurer                             the Mutual Fund Finance Department of Mitchell
                                                                 Hutchins

Dennis McCauley            Vice President                        Managing Director and Chief Investment Officer
                                                                 - Fixed Income of Mitchell Hutchins

Ann E. Moran               Vice President and Assistant          Vice President and a Manager of the Mutual Fund
                           Treasurer                             Finance Department of Mitchell Hutchins

Dianne E. O'Donnell        Vice President and Secretary          Senior Vice President and Deputy General
                                                                 Counsel of Mitchell Hutchins

Emil Polito                Vice President                        Senior Vice President and Director of
                                                                 Operations and Control for Mitchell Hutchins

Victoria E. Schonfeld      Vice President                        Managing Director and General Counsel of
                                                                 Mitchell Hutchins and a Senior Vice President
                                                                 of PaineWebber

Paul H. Schubert           Vice President and Treasurer          Senior Vice President and Director of the
                                                                 Mutual Fund Finance Department of Mitchell
                                                                 Hutchins

                                                                 Position and Offices With
Name                       Position With Registrant              Underwriter or Exclusive Dealer
----                       ------------------------              -------------------------------
Barney A. Taglialatela     Vice President and Assistant          Vice President and a Manager of the Mutual Fund
                           Treasurer                             Finance Department of Mitchell Hutchins

Mark A. Tincher            Vice President                        Managing Director and Chief Investment Officer
                                                                 - Equities of Mitchell Hutchins

Keith A. Weller            Vice President and Assistant          First Vice President and Associate General
                           Secretary                             Counsel of Mitchell Hutchins

         c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of September, 1999.

                                            MITCHELL HUTCHINS PORTFOLIOS

                                            By:/s/ Dianne E. O'Donnell
                                               -------------------------
                                               Dianne E. O'Donnell
                                               Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                           TITLE                                       DATE
---------                                           -----                                       ----
/S/ MARGO N. ALEXANDER                              President and Trustee                       September 29, 1999
--------------------------                          (Chief Executive Officer)
Margo N. Alexander *

/S/ E. GARRETT BEWKES, JR.                          Trustee and Chairman                        September 29, 1999
--------------------------                          of the Board of Trustees
E. Garrett Bewkes, Jr. *

/S/ RICHARD Q. ARMSTRONG                            Trustee                                     September 29, 1999
--------------------------
Richard Q. Armstrong *

/S/ RICHARD R. BURT                                 Trustee                                     September 29, 1999
--------------------------
Richard R. Burt *

/S/ MARY C. FARRELL                                 Trustee                                     September 29, 1999
--------------------------
Mary C. Farrell *

/S/ MEYER FELDBERG                                  Trustee                                     September 29, 1999
--------------------------
Meyer Feldberg *

/S/ GEORGE W. GOWEN                                 Trustee                                     September 29, 1999
--------------------------
George W. Gowen *

/S/ FREDERIC V. MALEK                               Trustee                                     September 29, 1999
--------------------------
Frederic V. Malek *

/S/ CARL W. SCHAFER                                 Trustee                                     September 29, 1999
--------------------------
Carl W. Schafer *

/S/ BRIAN M. STORMS                                 Trustee                                     September 29, 1999
--------------------------
Brian M. Storms **

/S/ PAUL H. SCHUBERT                                Vice President and Treasurer (Chief         September 29, 1999
--------------------------                          Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated August 21, 1997 and incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins Portfolios, SEC File 333-26087, filed August 26, 1997.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                          MITCHELL HUTCHINS PORTFOLIOS


                                  EXHIBIT INDEX
Exhibit
Number
-------
(1)      Amended and Restated Trust Instrument (filed herewith)
(2)      Amended and Restated By-Laws (filed herewith)
(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/
(4)      Investment Advisory and Administration Contract 3/
(5)      (a)  Distribution Contract with respect to Class A Shares 3/
         (b)  Distribution Contract with respect to Class B Shares 3/
         (c)  Distribution Contract with respect to Class C Shares 3/
         (d)  Distribution Contract with respect to Class Y Shares 3/
         (e)  Exclusive Dealer Agreement with respect to Class A Shares 3/
         (f)  Exclusive Dealer Agreement with respect to Class B Shares 3/
         (g)  Exclusive Dealer Agreement with respect to Class C Shares 3/
         (h)  Exclusive Dealer Agreement with respect to Class Y Shares 3/
(6)      Bonus, profit sharing or pension plans - none
(7)      Custodian Agreement 3/
(8)      Transfer Agency Agreement 3/
(9)      Opinion and consent of counsel (filed herewith)
(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)
(11)     Financial Statements omitted from Part B - none
(12)     Letter of investment intent 1/
(13)     (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to
              Class A Shares (filed herewith)
         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (filed herewith)
         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (filed herewith)
(14)     and
(27)     Financial Data Schedule (not applicable)
(15)     Plan Pursuant to Rule 18f-3 1/


----------------------

1/ Incorporated by reference from Pre-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins Portfolios, SEC File No. 333-26087, filed on January 9, 1998.

2/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins Portfolios, SEC File No. 333-26087, filed September 30, 1998.